UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

HORIZON FUNDS	Semi-Annual Report

Horizon Active Asset Allocation Fund
Investor Class	Shares	AAANX
Advisor Class	Shares	HASAX
Institutional Class	Shares	HASIX

Horizon Active Risk Assist® Fund
Investor Class	Shares	ARANX
Advisor Class	Shares	ARAAX
Institutional Class	Shares	ACRIX

Horizon Active Income Fund
Investor Class	Shares	AIMNX
Advisor Class	Shares	AIHAX
Institutional Class	Shares	AIRIX

Horizon Active Dividend Fund
Investor Class	Shares	HNDDX
Advisor Class	Shares	HADUX

Horizon Defined Risk Fund
Investor Class	Shares	HNDRX
Advisor Class	Shares	HADRX

May 31, 2018

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON ACTIVE DIVIDEND FUND, and HORIZON DEFINED RISK FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Member FINRA

Horizon Funds

Table of Contents
Portfolio Review	1
Portfolio Composition	6
Portfolio of Investments	8
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	52
Notes to Financial Statements	65
Disclosure of Fund Expenses	81
Approval of the Management Agreements	82
Additional Information	83

Horizon Active Asset Allocation Fund PORTFOLIO REVIEW (Unaudited) May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmarks:

Annualized Total Returns	One Year	Three Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	13.22%	7.14%	8.21%	9.50%
Horizon Active Asset Allocation Fund - Advisor Class	13.07%	N/A	N/A	11.82%
Horizon Active Asset Allocation Fund - Institutional Class	13.38%	N/A	N/A	15.81%
S&P 500 Total Return Index	14.38%	10.97%	12.98%	14.51%(2)
S&P Global BMI ex-US Index	10.48%	5.41%	6.14%	7.13%(2)

(1)	Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund - Investor Class. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Advisor Class are 15.69% and 11.73%, respectively. The returns for the S&P 500 Total Return Index and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund - Institutional Class are 17.29% and 13.17%, respectively.

*

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.50% for Investor Class shares, 1.65% for Advisor Class shares and 1.40% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist Fund PORTFOLIO REVIEW (Unaudited) May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmarks:

	One Year	Three Year	Since Commencement of Operations (1)
Horizon Active Risk Assist Fund - Investor Class	10.77%	4.96%	4.92%
Horizon Active Risk Assist Fund - Advisor Class	10.61%	N/A	8.81%
Horizon Active Risk Assist Fund - Institutional Class	10.82%	N/A	13.20%
Bloomberg Barclays Aggregate Bond Index	-0.37%	1.39%	1.67%(2)
S&P 500 Total Return Index	14.38%	10.97%	10.60%(2)
S&P Global BMI ex-US Index	10.48%	5.41%	3.91%(2)

(1)	Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Advisor Class are 1.60%, 15.69%, and 11.73%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund - Institutional Class are -0.33%, 17.29%, and 13.17%, respectively.

*

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.48% for Investor Class shares, 1.63% for Advisor Class shares and 1.38% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund PORTFOLIO REVIEW (Unaudited) May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmarks:

	One Year	Three Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	-1.85%	-0.48%	0.31%
Horizon Active Income Fund - Advisor Class	-2.02%	N/A	0.09%
Horizon Active Income Fund - Institutional Class	-1.83%	N/A	-1.27%(2)
Bloomberg Barclays Aggregate Bond Index	-0.37%	1.39%	2.34%(2)

(1)	Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund - Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund - Advisor Class and the Horizon Active Income Fund - Institutional Class are 1.12% and -0.33%, respectively.

*

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.47% for Investor Class shares, 1.62% for Advisor Class shares and 1.37% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund PORTFOLIO REVIEW (Unaudited) May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmarks:

	One Year	Since Commencement of Operations (1)
Horizon Active Dividend Fund - Investor Class	14.56%	15.85%
Horizon Active Dividend Fund - Advisor Class	N/A	12.69%
S&P Global 100 Index	11.06%	15.91%(2)

(1)	Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund - Investor Class. The return for the S&P Global 100 Index since the commencement date of the Horizon Active Dividend Fund - Advisor Class is 10.64%.

*

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.12% for Investor Class shares and 1.27% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets. Investors cannot invest directly in an index or benchmark.

Horizon Defined Risk Fund PORTFOLIO REVIEW (Unaudited) May 31, 2018

The Fund’s performance figures* for the periods ended May 31, 2018, compared to its benchmarks:

Since Commencement of Operations (Cumulative) (1)
Horizon Defined Risk Fund - Investor Class	-0.72%
Horizon Defined Risk Fund - Advisor Class	-1.86%
Bloomberg Barclays US Treasury 1-3 Years Index	0.09%(2)
S&P 500 Total Return Index	1.50%(2)

(1)	Inception date is December 28, 2017 for Investor Class Shares and February 2, 2018 for Advisor Class Shares.
(2)

The Since Commencement of Operations returns shown are from the commencement date of Horizon Defined Risk Fund - Investor Class. The returns for the Bloomberg Barclays US Treasury 1-3 Years Index and the S&P 500 Total Return Index since the commencement date of the Horizon Defined Risk Fund - Advisor Class are 0.38%, and -1.37%, respectively.

*

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.09% for Investor Class shares and 1.24% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Bloomberg Barclays U S Treasury 1-3 Years Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) May 31, 2018

Horizon Active Asset Allocation Fund Portfolio Composition as of May 31, 2018:

% of Net Assets
Equity Funds	97.1%
Purchased Call Options	0.3%
Purchased Put Options	0.5%
Short-Term Investments	2.1%
Investments Purchased With Proceeds From Securities Lending	2.2%
Liabilities in Excess of Other Assets	-2.2%
100.0%

Horizon Active Risk Assist Fund Portfolio Composition as of May 31, 2018:

% of Net Assets
Bond Funds	9.1%
Equity Funds	80.8%
Common Stocks	6.8%
Purchased Call Options	0.2%
Purchased Put Options	0.3%
Short-Term Investments	2.6%
Investments Purchased With Proceeds From Securities Lending	5.0%
Liabilities in Excess of Other Assets	-4.8%
100.0%

Horizon Active Income Fund Portfolio Composition as of May 31, 2018:

% of Net Assets
Bond Funds	83.5%
Equity Funds	7.9%
Preferred Stocks	3.6%
Convertible Preferred Stocks	0.8%
Purchased Call Options	0.2%
Purchased Put Options	0.0%^
Short-Term Investments	1.8%
Investments Purchased With Proceeds From Securities Lending	20.3%
Liabilities in Excess of Other Assets	-18.1%
100.0%

Horizon Funds PORTFOLIO COMPOSITION (Unaudited) (Continued) May 31, 2018

Horizon Active Dividend Fund Portfolio Composition as of May 31, 2018:

% of Net Assets
Common Stocks	89.0%
Short-Term Investments	13.0%
Investments Purchased With Proceeds From Securities Lending	1.9%
Liabilities in Excess of Other Assets	-3.9%
100.0%

Horizon Defined Risk Fund Portfolio Composition as of May 31, 2018:

% of Net Assets
Common Stocks	97.2%
Purchased Put Options	1.3%
Short-Term Investments	2.3%
Liabilities in Excess of Other Assets	-0.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Funds’ holdings.

^	Less than 0.1%

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2018

Shares			Value
	EXCHANGE TRADED FUNDS - 97.1%
	Equity Fund - 97.1%
800,885	iShares Edge MSCI USA Momentum Factor ETF		$88,193,456
1,056,815	iShares Edge MSCI USA Quality Factor ETF (a)		88,592,801
599,692	iShares Exponential Technologies ETF (c)		21,990,706
112,583	iShares U.S. Medical Devices ETF (c)		22,284,679
1,594,881	SPDR EURO STOXX 50 ETF (c)		63,173,237
578,186	SPDR Portfolio Emerging Markets ETF		21,444,919
1,268,087	SPDR Portfolio S&P 500 Growth ETF (a)		44,446,449
739,893	SPDR Portfolio S&P 500 Value ETF		21,915,631
183,138	SPDR S&P 600 Small Cap Growth ETF (c)		45,784,500
299,402	Vanguard FTSE Pacific ETF		21,673,711
	TOTAL EXCHANGE TRADED FUNDS (Cost - $436,094,569)		439,500,089

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.8% *
	PURCHASED CALL OPTIONS - 0.3% *
	Bank of America Corp.
3,450	Expiration: July 2018, Exercise Price $31 **	10,018,800	113,850
	CBOE S&P 500 Volatility
300	Expiration: June 2018, Exercise Price $20 **	462,900	18,000
	Citigroup, Inc.
1,500	Expiration: July 2018, Exercise Price $70 **	10,003,500	153,000
	Consumer Staples Select Sector SPDR Fund
5,000	Expiration: June 2018, Exercise Price $51 **	24,830,000	35,000
	Financial Select Sector SPDR Fund
10,500	Expiration: June 2018, Exercise Price $28.50 **	28,539,000	47,250
	iShares 20+ Year Treasury Bond ETF
2,550	Expiration: September 2018, Exercise Price $122 **	30,911,100	567,375
	iShares MSCI EAFE ETF
4,500	Expiration: June 2018, Exercise Price $74 **	31,230,000	13,500
4,250	Expiration: July 2018, Exercise Price $74 **	29,495,000	23,375
4,250	Expiration: July 2018, Exercise Price $75 **	29,495,000	12,750
	iShares US Real Estate ETF
2,000	Expiration: June 2018, Exercise Price $78 **	15,638,000	80,000
	Morgan Stanley
1,950	Expiration: July 2018, Exercise Price $55 **	9,777,300	70,200
	PowerShares QQQ Trust Series 1
2,000	Expiration: June 2018, Exercise Price $176 **	34,014,000	27,000
	S&P 500 Index
100	Expiration: June 2018, Exercise Price $2,705 **	27,052,700	92,000
150	Expiration: June 2018, Exercise Price $2,710 **	40,579,050	87,750
	SPDR S&P 500 ETF Trust
3,000	Expiration: June 2018, Exercise Price $280 **	81,282,000	28,500

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	SPDR S&P Oil & Gas Exploration & Production ETF
500	Expiration: June 2018, Exercise Price $45 **	2,112,500	$10,250
	VanEck Vectors Semiconductor ETF
2,500	Expiration: June 2018, Exercise Price $111 **	26,797,500	116,250
	Wells Fargo & Co.
1,800	Expiration: July 2018, Exercise Price $57.50 **	9,718,200	108,000
	WisdomTree Japan Hedged Equity Fund
5,000	Expiration: August 2018, Exercise Price $65	27,760,000	15,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,956,576)		1,619,050

	PURCHASED PUT OPTIONS - 0.5% *
	CBOE S&P 500 Volitility
2,500	Expiration: June 2018, Exercise Price $10.50 **	3,857,500	6,250
	Consumer Staples Select Sector SPDR Fund
3,000	Expiration: September 2018, Exercise Price $46 **	14,898,000	144,000
	iShares Latin America 40 ETF
3,000	Expiration: June 2018, Exercise Price $31 **	9,417,000	150,000
	iShares MSCI Brazil ETF
3,500	Expiration: June 2018, Exercise Price $35 **	12,467,000	201,250
	iShares MSCI Emerging Markets ETF
5,000	Expiration: June 2018, Exercise Price $45 **	22,845,000	195,000
	iShares MSCI Europe Financials ETF
3,000	Expiration: June 2018, Exercise Price $21 **	6,441,000	75,000
	iShares MSCI Mexico ETF
2,000	Expiration: June 2018, Exercise Price $44 **	8,936,000	120,000
	iShares MSCI Turkey ETF
4,500	Expiration: June 2018, Exercise Price $30 **	14,805,000	157,500
	iShares US Real Estate ETF
2,000	Expiration: June 2018, Exercise Price $78 **	15,638,000	42,000
	PowerShares DB US Dollar Index Bullish Fund
4,000	Expiration: June 2018, Exercise Price $23 **	9,904,000	2,000
4,000	Expiration: June 2018, Exercise Price $24 **	9,904,000	6,000
	S&P 500 Index
100	Expiration: June 2018, Exercise Price $2,705 **	27,052,700	72,000
	SPDR EURO STOXX 50 ETF
8,000	Expiration: July 2018, Exercise Price $39 **	31,688,000	804,000
	SPDR S&P 500 ETF Trust
2,000	Expiration: June 2018, Exercise Price $262 **	54,188,000	3,000
	SPDR S&P Oil & Gas Exploration & Production ETF
4,300	Expiration: June 2018, Exercise Price $39 **	18,167,500	81,700
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,063,015)		2,059,700

	TOTAL PURCHASED OPTIONS (Cost - $6,019,591)		3,678,750

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares			Value
	SHORT-TERM INVESTMENTS - 2.1%
9,382,186	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.64% +		$9,382,186
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,382,186)		9,382,186

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
9,989,025	First American Government Obligations Fund, Class Z, 1.60% + (b)		9,989,025
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $9,989,025)		9,989,025

	TOTAL INVESTMENTS - 102.2% (Cost - $461,485,371)		462,550,050
	Liabilities In Excess Of Other Assets - (2.2)%		(10,157,681)
	NET ASSETS - 100.0%		$452,392,369

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.4)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)% *
3,450	Bank of America Corp.
	Expiration: August 2018, Exercise Price $33 **	10,018,800	$55,200
1,500	Citigroup, Inc.
	Expiration: August 2018, Exercise Price $75 **	10,003,500	45,000
7,000	Financial Select Sector SPDR Fund
	Expiration: June 2018, Exercise Price $28.50 **	19,026,000	10,500
1,950	Morgan Stanley
	Expiration: August 2018, Exercise Price $57.50 **	9,777,300	42,900
2,000	PowerShares QQQ Trust Series 1
	Expiration: June 2018, Exercise Price $179 **	34,014,000	9,000
3,000	SPDR S&P 500 ETF Trust
	Expiration: June 2018, Exercise Price $285 **	81,282,000	7,500
1,800	Wells Fargo & Co.
	Expiration: August 2018, Exercise Price $60 **	9,718,200	66,600
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $420,965)		236,700

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.3)% *
	Consumer Staples Select Sector SPDR Fund
5,000	Expiration: June 2018, Exercise Price $47 **	24,830,000	45,000
6,000	Expiration: September 2018, Exercise Price $42 **	29,796,000	117,000
5,000	iShares MSCI Emerging Markets ETF
	Expiration: June 2018, Exercise Price $45 **	22,845,000	100,000

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts			Value
2,500	iShares Russell 2000 ETF
	Expiration: July 2018, Exercise Price $159 **	40,692,500	$512,500
8,000	SPDR EURO STOXX 50 ETF
	Expiration: July 2018, Exercise Price $36 **	31,688,000	240,000
	SPDR S&P 500 ETF Trust
2,000	Expiration: June 2018, Exercise Price $259 **	54,188,000	1,000
1,000	Expiration: July 2018, Exercise Price $242 **	27,094,000	73,000
5,000	WisdomTree Japan Hedged Equity Fund
	Expiration: August 2018, Exercise Price $49 **	27,760,000	135,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $2,047,406)		1,223,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $2,468,371)		$1,460,200

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2018.

(a)	All or a portion of the security is segregated as collateral for options written. The value of the securities segregrated as collateral for options written is $28,073,532.

(b)	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $9,989,025 as of May 31, 2018.

(c)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $9,703,804.

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 89.9%
	Bond Funds - 9.1%
459,135	iShares Short Treasury Bond ETF (c)	$50,693,095

	Equity Funds - 80.8%
881,789	iShares Edge MSCI USA Momentum Factor ETF (c)	97,102,605
1,164,114	iShares Edge MSCI USA Quality Factor ETF (a)	97,587,676
124,071	iShares U.S. Medical Devices ETF	24,558,614
1,756,537	SPDR EURO STOXX 50 ETF (c)	69,576,430
637,185	SPDR Portfolio Emerging Markets ETF	23,633,192
1,046,815	SPDR Portfolio S&P 500 Growth ETF	36,690,866
244,011	SPDR Portfolio S&P 500 Value ETF	7,227,606
241,967	SPDR S&P 600 Small Cap Growth ETF (c)	60,491,750
461,813	Vanguard FTSE Pacific ETF	33,430,643
		450,299,382
	TOTAL EXCHANGE TRADED FUNDS (Cost - $502,615,430)	500,992,477

	COMMON STOCKS - 6.8%
	Advertising - 0.0% ^
5,733	Interpublic Group of Cos., Inc.	129,566
948	Omnicom Group, Inc.	68,332
		197,898
	Aerospace/Defense - 0.1%
4,579	Arconic, Inc.	80,819
392	Harris Corp.	58,984
359	L3 Technologies, Inc.	71,201
240	TransDigm Group, Inc.	80,186
		291,190
	Agriculture - 0.0% ^
1,153	Archer-Daniels-Midland Co.	50,409

	Airlines - 0.1%
2,416	Alaska Air Group, Inc.	146,917
909	American Airlines Group, Inc.	39,578
546	Delta Air Lines, Inc.	29,511
600	Southwest Airlines Co.	30,648
872	United Continental Holdings, Inc. **	60,683
		307,337
	Apparel - 0.2%
8,869	Hanesbrands, Inc.	161,682
1,886	Michael Kors Holdings Ltd. **	108,238
708	PVH Corp.	113,280
1,156	Ralph Lauren Corp., Class A (c)	155,574
10,382	Under Armour, Inc., Class A ** (c)	216,984

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
11,926	Under Armour, Inc., Class C **	$225,640
521	VF Corp.	42,284
		1,023,682
	Auto Manufacturers - 0.0% ^
2,405	Ford Motor Co.	27,778
486	General Motors Co.	20,752
796	PACCAR, Inc.	49,535
		98,065
	Auto Parts & Equipment - 0.1%
594	Aptiv PLC	57,915
2,115	BorgWarner, Inc.	103,170
6,315	Goodyear Tire & Rubber Co.	154,275
		315,360
	Banks - 0.1%
427	Bank of New York Mellon Corp.	23,378
550	BB&T Corp.	28,875
268	Capital One Financial Corp.	25,192
1,298	Citizens Financial Group, Inc.	53,023
743	Comerica, Inc.	70,057
1,638	Fifth Third Bancorp	50,090
4,540	Huntington Bancshares, Inc.	67,510
2,765	KeyCorp	53,752
234	M&T Bank Corp.	40,267
487	Northern Trust Corp.	49,927
2,978	Regions Financial Corp.	54,319
309	State Street Corp.	29,698
533	SunTrust Banks, Inc.	35,983
2,107	Zions Bancorp	115,485
		697,556
	Beverages - 0.0% ^
833	Brown-Forman Corp.	47,114
120	Constellation Brands, Inc., Class A	26,770
978	Molson Coors Brewing Co.	60,294
632	Monster Beverage Corp. **	32,333
		166,511
	Biotechnology - 0.0% ^
442	Alexion Pharmaceuticals, Inc. **	51,330
79	Biogen, Inc. **	23,223
143	Illumina, Inc. **	38,959
798	Incyte Corp. **	54,479
107	Regeneron Pharmaceuticals, Inc. **	32,134
177	Vertex Pharmaceuticals, Inc. **	27,258
		227,383

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Building Materials - 0.1%
2,219	Fortune Brands Home & Security, Inc.	$124,641
1,014	Johnson Controls International PLC	34,030
438	Martin Marietta Materials, Inc.	97,617
2,213	Masco Corp.	82,479
657	Vulcan Materials Co. (c)	83,925
		422,692
	Chemicals - 0.2%
203	Air Products & Chemicals, Inc.	32,766
1,180	Albemarle Corp.	110,295
3,555	CF Industries Holdings, Inc.	146,253
739	Eastman Chemical Co.	77,085
1,464	FMC Corp.	127,500
809	International Flavors & Fragrances, Inc.	98,803
262	LyondellBasell Industries NV, Class A	29,375
4,993	Mosaic Co.	137,258
373	PPG Industries, Inc.	37,643
189	Praxair, Inc.	29,533
79	Sherwin-Williams Co.	29,961
		856,472
	Commercial Services - 0.4%
511	Automatic Data Processing, Inc.	66,440
394	Cintas Corp.	71,806
222	Ecolab, Inc.	31,659
701	Equifax, Inc.	79,886
2,258	Gartner, Inc. **	299,727
1,412	Global Payments, Inc.	156,958
8,162	H&R Block, Inc.	224,047
1,281	IHS Markit Ltd. **	63,128
233	Moody's Corp.	39,743
3,215	Nielsen Holdings PLC	96,997
392	PayPal Holdings, Inc. **	32,171
6,485	Quanta Services, Inc. **	233,525
2,858	Robert Half International, Inc.	181,997
129	S&P Global, Inc.	25,478
2,105	Total System Services, Inc.	179,325
426	United Rentals, Inc. **	67,977
657	Verisk Analytics, Inc. **	69,800
17,016	Western Union Co.	338,448
		2,259,112
	Computers - 0.1%
199	Accenture PLC, Class A	30,992
751	Cognizant Technology Solutions Corp., Class A	56,588

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
954	DXC Technology Co.	$87,873
5,719	Hewlett Packard Enterprise Co.	87,158
3,559	HP, Inc.	78,405
2,779	NetApp, Inc.	189,861
2,991	Seagate Technology PLC	168,543
1,038	Western Digital Corp.	86,683
		786,103
	Cosmetics/Personal Care - 0.0% ^
4,613	Coty, Inc., Class A	61,122
148	Estee Lauder Cos., Inc., Class A	22,117
		83,239
	Distribution/Wholesale - 0.0% ^
1,332	Fastenal Co.	70,902
2,507	LKQ Corp. **	79,648
269	WW Grainger, Inc.	83,118
		233,668
	Diversified Financial Services - 0.3%
618	Affiliated Managers Group, Inc.	98,423
1,079	Alliance Data Systems Corp.	227,475
353	Ameriprise Financial, Inc.	48,936
802	CBOE Global Markets, Inc.	78,243
640	Discover Financial Services	47,270
1,440	E*TRADE Financial Corp. **	91,224
1,484	Franklin Resources, Inc.	49,818
383	Intercontinental Exchange, Inc.	27,151
2,844	Invesco Ltd.	77,698
1,020	Nasdaq, Inc.	93,697
25,908	Navient Corp.	357,790
981	Raymond James Financial, Inc.	94,725
1,368	Synchrony Financial	47,374
410	T. Rowe Price Group, Inc.	49,782
		1,389,606
	Electric - 0.3%
15,040	AES Corp.	191,760
3,180	Alliant Energy Corp.	131,716
1,586	Ameren Corp.	93,875
521	American Electric Power Co., Inc.	35,402
3,776	CenterPoint Energy, Inc.	98,667
2,144	CMS Energy Corp.	98,903
640	Consolidated Edison, Inc.	49,107
386	Dominion Energy, Inc.	24,777
619	DTE Energy Co.	63,404
913	Edison International	56,752

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
1,051	Entergy Corp.	$85,036
1,111	Eversource Energy	63,416
825	Exelon Corp.	34,147
2,096	FirstEnergy Corp.	72,144
3,987	NRG Energy, Inc.	136,475
1,193	PG&E Corp.	51,693
1,706	Pinnacle West Capital Corp.	135,815
2,241	PPL Corp.	61,224
988	Public Service Enterprise Group, Inc.	52,344
375	Sempra Energy	39,949
603	Southern Co.	27,075
983	WEC Energy Group, Inc.	62,076
1,165	Xcel Energy, Inc.	53,031
		1,718,788
	Electrical Components & Equipment - 0.0% ^
1,509	Acuity Brands, Inc.	178,439
865	AMETEK, Inc.	63,171
385	Emerson Electric Co.	27,274
		268,884
	Electronics - 0.2%
833	Agilent Technologies, Inc.	51,579
1,718	Allegion PLC	131,307
1,248	Amphenol Corp., Class A	108,489
4,243	Corning, Inc.	115,282
8,398	FLIR Systems, Inc.	452,652
559	Fortive Corp.	40,634
1,639	Garmin Ltd.	98,488
140	Mettler-Toledo International, Inc. **	77,104
1,955	PerkinElmer, Inc.	145,315
842	TE Connectivity Ltd.	78,373
376	Waters Corp. **	72,425
		1,371,648
	Engineering & Construction - 0.1%
2,667	Fluor Corp.	129,990
2,473	Jacobs Engineering Group, Inc.	160,250
1,333	nVent Electric PLC **	36,098
		326,338
	Environmental Control - 0.1%
798	Republic Services, Inc.	53,809
3,941	Stericycle, Inc. **	250,254
379	Waste Management, Inc.	31,347
		335,410

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Food - 0.1%
2,145	Campbell Soup Co. (c)	$72,158
2,242	Conagra Brands, Inc.	83,088
1,008	General Mills, Inc.	42,628
578	Hershey Co.	52,043
2,006	Hormel Foods Corp.	71,995
710	J.M. Smucker Co.	76,325
822	Kellogg Co.	52,929
776	McCormick & Co., Inc.	78,376
618	Sysco Corp.	40,189
588	Tyson Foods, Inc., Class A	39,672
		609,403
	Forest Products & Paper - 0.0% ^
1,043	International Paper Co.	55,800

	Gas - 0.0% ^
6,319	NiSource, Inc.	159,871

	Hand/Machine Tools - 0.0% ^
929	Snap-on, Inc.	137,325
315	Stanley Black & Decker, Inc.	43,860
		181,185
	Healthcare Products - 0.2%
227	Align Technology, Inc. **	75,353
533	Baxter International, Inc.	37,758
100	Becton Dickinson & Co.	22,159
1,223	Boston Scientific Corp. **	37,167
501	Cooper Cos., Inc.	113,381
2,012	Dentsply Sirona, Inc.	88,146
307	Edwards Lifesciences Corp. **	42,154
1,859	Henry Schein, Inc. **	128,643
3,097	Hologic, Inc. **	117,345
372	IDEXX Laboratories, Inc. **	77,454
64	Intuitive Surgical, Inc. **	29,419
17,602	Patterson Cos., Inc. (c)	368,234
913	ResMed, Inc.	93,866
907	Varian Medical Systems, Inc. **	106,908
499	Zimmer Biomet Holdings, Inc.	55,643
		1,393,630
	Healthcare Services - 0.2%
94	Anthem, Inc.	20,814
667	Centene Corp. **	78,146
184	Cigna Corp.	31,164

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
1,576	DaVita, Inc. **	$105,340
7,162	Envision Healthcare Corp. **	307,107
359	HCA Healthcare, Inc.	37,027
126	Humana, Inc.	36,663
574	IQVIA Holdings, Inc. **	56,786
446	Laboratory Corp. of America Holdings **	80,543
887	Quest Diagnostics, Inc.	94,492
885	Universal Health Services, Inc.	101,757
		949,839
	Home Builders - 0.0% ^
1,531	DR Horton, Inc.	64,624
1,008	Lennar Corp., Class A	52,154
4,594	PulteGroup, Inc.	138,968
		255,746
	Home Furnishings - 0.0% ^
4,380	Leggett & Platt, Inc.	180,894
659	Whirlpool Corp.	95,390
		276,284
	Household Products/Wares - 0.1%
1,174	Avery Dennison Corp.	123,305
2,075	Church & Dwight Co., Inc.	97,421
572	Clorox Co.	69,115
291	Kimberly-Clark Corp.	29,347
		319,188
	Housewares - 0.0% ^
3,463	Newell Brands, Inc.	81,657

	Insurance - 0.3%
767	Aflac, Inc.	34,561
367	Allstate Corp.	34,307
433	American International Group, Inc.	22,858
241	Aon PLC, Class A	33,709
1,384	Arthur J Gallagher & Co.	91,732
2,743	Assurant, Inc.	256,059
3,603	Brighthouse Financial, Inc. **	169,737
1,323	Cincinnati Financial Corp.	91,776
448	Everest Re Group Ltd.	100,930
1,228	Hartford Financial Services Group, Inc.	64,261
1,000	Lincoln National Corp.	66,290
1,411	Loews Corp.	68,956
340	Marsh & McLennan Cos., Inc.	27,326
534	MetLife, Inc.	24,559
1,139	Principal Financial Group, Inc.	63,556

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
543	Progressive Corp.	$33,715
255	Prudential Financial, Inc.	24,694
1,459	Torchmark Corp.	123,767
225	Travelers Cos., Inc.	28,917
2,258	Unum Group	87,633
370	Willis Towers Watson PLC	55,925
		1,505,268
	Internet - 0.2%
1,747	eBay, Inc. **	65,897
644	Expedia Group, Inc.	77,943
2,184	F5 Networks, Inc. **	378,072
6,753	Symantec Corp.	140,328
4,850	TripAdvisor, Inc. **	252,879
2,014	VeriSign, Inc. **	262,706
		1,177,825
	Investment Companies - 0.0% ^
6,521	Jefferies Financial Group, Inc.	142,679

	Iron/Steel - 0.0% ^
988	Nucor Corp.	63,420

	Leisure Time - 0.1%
359	Carnival Corp.	22,358
3,729	Harley-Davidson, Inc. (c)	153,187
1,805	Norwegian Cruise Line Holdings Ltd. **	94,474
363	Royal Caribbean Cruises Ltd.	38,108
		308,127
	Lodging - 0.0% ^
547	Hilton Worldwide Holdings, Inc.	44,148
164	Marriott International, Inc.	22,199
1,642	MGM Resorts International	51,641
847	Wyndham Worldwide Corp.	91,849
345	Wynn Resorts Ltd.	67,623
		277,460
	Machinery-Diversified - 0.1%
382	Apergy Corp. **	16,498
281	Cummins, Inc.	40,012
155	Deere & Co.	23,174
4,805	Flowserve Corp.	198,639
293	Rockwell Automation, Inc.	51,395
143	Roper Technologies, Inc.	39,438
1,079	Xylem, Inc.	75,962
		445,118

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Media - 0.1%
1,131	CBS Corp., Class B	$56,968
4,500	Discovery, Inc., Class A ** (c)	94,905
4,909	Discovery, Inc., Class C **	97,051
1,696	DISH Network Corp., Class A **	50,117
7,426	News Corp., Class A	111,613
7,259	News Corp., Class B	112,151
		522,805
	Mining - 0.0% ^
2,510	Freeport-McMoRan, Inc.	42,419
1,446	Newmont Mining Corp.	56,293
		98,712
	Miscellaneous Manufacturing - 0.1%
1,642	AO Smith Corp.	103,561
765	Dover Corp.	59,066
414	Eaton Corp PLC	31,704
632	Ingersoll-Rand PLC	55,325
287	Parker-Hannifin Corp.	49,048
1,333	Pentair PLC	58,172
1,342	Textron, Inc. (c)	89,351
		446,227
	Office / Business Equipment - 0.1%
13,043	Xerox Corp.	354,509

	Oil & Gas - 0.5%
581	Anadarko Petroleum Corp.	40,554
726	Andeavor	104,856
2,220	Apache Corp.	88,800
4,426	Cabot Oil & Gas Corp.	101,134
133,580	Chesapeake Energy Corp. ** (c)	597,103
1,368	Cimarex Energy Co.	127,114
326	Concho Resources, Inc. **	44,763
2,118	Devon Energy Corp.	88,045
1,862	EQT Corp.	95,967
2,393	Helmerich & Payne, Inc.	158,847
1,478	Hess Corp.	89,301
5,386	Marathon Oil Corp.	115,422
457	Marathon Petroleum Corp.	36,117
9,813	Newfield Exploration Co. **	286,932
2,560	Noble Energy, Inc.	91,392
350	Occidental Petroleum Corp.	29,470
277	Phillips 66	32,268
227	Pioneer Natural Resources Co.	43,834

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
20,890	Range Resources Corp.	$330,898
309	Valero Energy Corp.	37,451
		2,540,268
	Oil & Gas Services - 0.1%
3,139	Baker Hughes & GE Co., Class A	108,578
610	Halliburton Co.	30,341
2,194	National Oilwell Varco, Inc.	90,876
2,847	TechnipFMC PLC	88,684
		318,479
	Packaging & Containers - 0.1%
2,150	Ball Corp.	79,442
953	Packaging Corp of America	111,978
3,947	Sealed Air Corp. (c)	171,931
1,134	WestRock Co.	66,770
		430,121
	Pharmaceuticals - 0.1%
146	Allergan PLC	22,017
988	Cardinal Health, Inc.	51,465
301	McKesson Corp.	42,724
1,518	Mylan NV **	58,382
1,317	Perrigo Co. PLC	96,352
370	Zoetis, Inc., Class A	30,969
		301,909
	Pipelines - 0.0% ^
2,290	Kinder Morgan, Inc.	38,197
871	ONEOK, Inc.	59,367
2,093	Williams Cos., Inc.	56,218
		153,782
	Real Estate - 0.0% ^
1,588	CBRE Group, Inc., Class A **	73,350

	Real Estate Investment Trusts - 0.5%
783	Alexandria Real Estate Equities, Inc.	97,812
4,856	Apartment Investment & Management Co., Class A	198,271
332	AvalonBay Communities, Inc.	54,959
515	Boston Properties, Inc.	62,712
236	Crown Castle International Corp.	24,580
540	Digital Realty Trust, Inc.	58,039
4,991	Duke Realty Corp.	140,347
86	Equinix, Inc.	34,129
903	Equity Residential	57,783
325	Essex Property Trust, Inc.	77,685

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
1,303	Extra Space Storage, Inc.	$125,414
1,235	Federal Realty Investment Trust	146,829
2,725	GGP, Inc.	55,263
4,923	HCP, Inc.	118,004
4,708	Host Hotels & Resorts, Inc.	101,834
4,118	Iron Mountain, Inc.	137,088
13,662	Kimco Realty Corp.	211,215
1,323	Mid-America Apartment Communities, Inc.	123,780
580	Prologis, Inc.	37,323
174	Public Storage	36,860
1,651	Realty Income Corp.	87,998
2,153	Regency Centers Corp.	125,046
340	SBA Communications Corp. **	53,744
155	Simon Property Group, Inc.	24,834
1,433	SL Green Realty Corp.	139,746
3,647	UDR, Inc.	133,006
1,371	Ventas, Inc.	74,939
1,405	Vornado Realty Trust	97,943
1,134	Welltower, Inc.	65,375
1,273	Weyerhaeuser Co.	47,521
		2,750,079
	Retail - 0.5%
1,185	Advance Auto Parts, Inc.	152,415
101	AutoZone, Inc. **	65,581
821	Best Buy Co., Inc.	56,033
1,698	CarMax, Inc. **	117,026
359	Chipotle Mexican Grill, Inc. **	154,435
1,231	Darden Restaurants, Inc.	107,602
481	Dollar General Corp.	42,078
525	Dollar Tree, Inc. **	43,360
4,866	Foot Locker, Inc.	262,618
2,974	Gap, Inc.	83,212
978	Genuine Parts Co.	88,793
1,649	Kohl's Corp.	110,071
2,737	L Brands, Inc.	92,812
4,660	Macy's, Inc.	162,680
3,018	Nordstrom, Inc.	147,972
225	O'Reilly Automotive, Inc. **	60,617
505	Ross Stores, Inc.	39,834
12,214	Signet Jewelers Ltd. (c)	525,202
1,418	Tapestry, Inc.	61,995
429	Target Corp.	31,270
967	Tiffany & Co.	126,464
268	TJX Cos., Inc.	24,206

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
2,478	Tractor Supply Co.	$184,140
423	Ulta Beauty, Inc. **	104,443
484	Yum! Brands, Inc.	39,364
		2,884,223
	Savings & Loans - 0.0% ^
9,530	People's United Financial, Inc.	175,447

	Semiconductors - 0.3%
26,806	Advanced Micro Devices, Inc. ** (c)	368,046
942	Analog Devices, Inc.	91,544
814	Applied Materials, Inc.	41,335
1,471	KLA-Tencor Corp.	166,561
392	Lam Research Corp.	77,687
1,324	Microchip Technology, Inc. (c)	128,931
783	Micron Technology, Inc. **	45,093
4,370	Qorvo, Inc. **	350,692
637	QUALCOMM, Inc.	37,022
1,450	Skyworks Solutions, Inc.	142,985
271	Texas Instruments, Inc.	30,328
2,081	Xilinx, Inc.	141,737
		1,621,961
	Shipbuilding - 0.0% ^
400	Huntington Ingalls Industries, Inc.	88,428

	Software - 0.4%
787	Activision Blizzard, Inc.	55,806
119	Adobe Systems, Inc. **	29,664
1,333	ANSYS, Inc. **	217,013
752	Autodesk, Inc. **	97,083
5,968	CA, Inc.	213,296
7,342	Cadence Design Systems, Inc. **	311,668
1,118	Cerner Corp. **	66,722
2,444	Citrix Systems, Inc. **	258,135
612	Electronic Arts, Inc. **	80,117
941	Fidelity National Information Services, Inc.	96,189
1,389	Fiserv, Inc. **	100,841
373	Intuit, Inc.	75,197
2,077	Paychex, Inc.	136,210
717	Red Hat, Inc. **	116,455
288	salesforce.com, Inc. **	37,247
2,751	Synopsys, Inc. **	242,281
		2,133,924

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares			Value
	Telecommunications - 0.1%
2,608	CenturyLink, Inc.		$47,518
13,903	Juniper Networks, Inc.		370,376
1,588	Motorola Solutions, Inc.		170,456
			588,350
	Textiles - 0.0% ^
266	Mohawk Industries, Inc. ** (c)		54,275

	Toys/Games/Hobbies - 0.1%
1,250	Hasbro, Inc.		108,438
19,339	Mattel, Inc. (c)		300,141
			408,579
	Transportation - 0.1%
972	CH Robinson Worldwide, Inc.		84,564
427	CSX Corp.		27,605
1,689	Expeditors International of Washington, Inc.		125,797
746	JB Hunt Transport Services, Inc.		95,563
956	Kansas City Southern		102,435
227	Norfolk Southern Corp.		34,425
			470,389
	Water - 0.0% ^
1,020	American Water Works Co., Inc.		84,803

	TOTAL COMMON STOCKS (Cost - $37,227,513)		38,130,471

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.5% *
	PURCHASED CALL OPTIONS - 0.2% *
	Bank of America Corp.
3,450	Expiration: July 2018, Exercise Price $31	10,018,800	113,850
	Citigroup, Inc.
1,500	Expiration: July 2018, Exercise Price $70	10,003,500	153,000
	CBOE S&P 500 Volatility
700	Expiration: June 2018, Exercise Price $20	1,080,100	42,000
	Financial Select Sector SPDR Fund
12,500	Expiration: June 2018, Exercise Price $28.50	33,975,000	56,250
	iShares MSCI EAFE ETF
4,500	Expiration: June 2018, Exercise Price $74	31,230,000	13,500
	iShares US Real Estate ETF
2,000	Expiration: June 2018, Exercise Price $78	15,638,000	80,000
	Morgan Stanley
1,950	Expiration: July 2018, Exercise Price $55	9,777,300	70,200

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	PowerShares QQQ Trust Series 1
4,000	Expiration: June 2018, Exercise Price $176	68,028,000	$54,000
	S&P 500 Index
100	Expiration: June 2018, Exercise Price $2,705	27,052,700	92,000
350	Expiration: June 2018, Exercise Price $2,710	94,684,450	204,750
	SPDR S&P 500 ETF Trust
3,000	Expiration: June 2018, Exercise Price $280	81,282,000	28,500
	SPDR S&P Oil & Gas Exploration & Production ETF
500	Expiration: June 2018, Exercise Price $45	2,112,500	10,250
	Wells Fargo & Co.
1,800	Expiration: July 2018, Exercise Price $57.50	9,718,200	108,000
	WisdomTree Japan Hedged Equity Fund
5,000	Expiration: August 2018, Exercise Price $65	27,760,000	15,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,320,441)		1,041,300

	PURCHASED PUT OPTIONS - 0.3% *
	CBOE S&P 500 Volatility
2,500	Expiration: June 2018, Exercise Price $10.50	3,857,500	6,250
	iPATH S&P 500 VIX Short-Term Futures ETN
2,000	Expiration: June 2018, Exercise Price $24	7,358,000	2,000
	iShares Latin America 40 ETF
4,000	Expiration: June 2018, Exercise Price $31	12,556,000	200,000
	iShares MSCI Brazil ETF
4,000	Expiration: June 2018, Exercise Price $35	14,248,000	230,000
	iShares MSCI Emerging Markets ETF
10,000	Expiration: June 2018, Exercise Price $45	45,690,000	390,000
	iShares MSCI Europe Financials ETF
4,000	Expiration: June 2018, Exercise Price $21	8,588,000	100,000
	iShares MSCI Mexico ETF
3,000	Expiration: June 2018, Exercise Price $44	13,404,000	180,000
	iShares MSCI Turkey ETF
5,500	Expiration: June 2018, Exercise Price $30	18,095,000	192,500
	iShares US Real Estate ETF
2,000	Expiration: June 2018, Exercise Price $78	15,638,000	42,000
	PowerShares DB US Dollar Index Bullish Fund
5,000	Expiration: June 2018, Exercise Price $23	12,380,000	2,500
5,000	Expiration: June 2018, Exercise Price $24	12,380,000	7,500
	S&P 500 Index
100	Expiration: June 2018, Exercise Price $2,705	27,052,700	72,000
	SPDR EURO STOXX 50 ETF
5,000	Expiration: July 2018, Exercise Price $39	19,805,000	502,500
	SPDR S&P 500 ETF Trust
3,000	Expiration: June 2018, Exercise Price $262	81,282,000	4,500

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	SPDR S&P Oil & Gas Exploration & Production ETF
2,700	Expiration: June 2018, Exercise Price $39	11,407,500	$51,300
	TOTAL PURCHASED PUT OPTIONS (Cost - $3,362,465)		1,983,050

	TOTAL PURCHASED OPTIONS (Cost - $5,682,906)		3,024,350

Shares
	SHORT-TERM INVESTMENTS - 2.6%
14,194,832	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.64% +		14,194,832
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,194,832)		14,194,832

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
28,073,040	First American Government Obligations Fund, Class Z, 1.60% + (b)		28,073,040
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $28,073,040)		28,073,040

	TOTAL INVESTMENTS - 104.8% (Cost - $587,793,721)		584,415,170
	Liabilities In Excess Of Other Assets - (4.8)%		(26,875,621)
	NET ASSETS - 100.0%		$557,539,549

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (0.2)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	Bank of America Corp.
3,450	Expiration: August 2018, Exercise Price $33	10,018,800	55,200
	Citigroup, Inc.
1,500	Expiration: August 2018, Exercise Price $75	10,003,500	45,000
	Financial Select Sector SPDR Fund
8,000	Expiration: June 2018, Exercise Price $29	21,744,000	12,000
	Morgan Stanley
1,950	Expiration: August 2018, Exercise Price $58	9,777,300	42,900
	PowerShares QQQ Trust Series 1
4,000	Expiration: June 2018, Exercise Price $179	68,028,000	18,000
	SPDR S&P 500 ETF Trust
3,000	Expiration: June 2018, Exercise Price $285	81,282,000	7,500
1,000	Expiration: July 2018, Exercise Price $279	27,094,000	92,500

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	Wells Fargo & Co.
1,800	Expiration: August 2018, Exercise Price $60	9,718,200	$66,600
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $580,876)		339,700

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	iShares MSCI Emerging Markets ETF
10,000	Expiration: June 2018, Exercise Price $45	45,690,000	200,000
	SPDR EURO STOXX 50 ETF
5,000	Expiration: July 2018, Exercise Price $36	19,805,000	150,000
	SPDR S&P 500 ETF Trust
3,000	Expiration: June 2018, Exercise Price $259	81,282,000	1,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $719,539)		351,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,300,415)		$691,200

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2018.

^	Less than 0.1%

(a)	All or a portion of the security is segregated as collateral for options written. The value of the securities segregrated as collateral for options written is $16,766,000.

(b)	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $28,073,040 as of May 31, 2018.

(c)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $27,314,617.

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 91.4%
	Bond Funds - 83.5%
78,831	Deutsche X-Trackers Short Duration High Yield Bond ETF (d)	$3,898,193
605,297	Deutsche X-Trackers USD High Yield Corporate Bond ETF (c)	29,816,930
270,471	First Trust Senior Loan ETF	12,977,199
439,551	First Trust Tactical High Yield ETF	20,790,762
204,370	iShares iBoxx $ High Yield Corporate Bond ETF (c)	11,259,879
227,618	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	26,287,603
94,132	iShares Interest Rate Hedged High Yield Bond ETF	8,533,113
274,531	SPDR Blackstone / GSO Senior Loan ETF	12,977,080
949,281	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	25,953,342
605,538	SPDR Doubleline Total Return Tactical ETF	28,841,775
784,575	SPDR Portfolio Intermediate Term Corporate Bond ETF (c)	26,173,422
148,554	Vanguard Long-Term Corporate Bond ETF (c)	13,204,965
		220,714,263
	Equity Funds - 7.9%
1,143,607	PowerShares Financial Preferred Portfolio ETF (c)	20,996,625
	TOTAL EXCHANGE TRADED FUNDS (Cost - $244,962,718)	241,710,888

	PREFERRED STOCKS - 3.6%
	Banks - 3.0%
18,200	Bank of America Corp., Series CC, 6.20%	473,382
36,300	Bank of America Corp., Series EE, 6.00% (c)	935,088
31,200	Bank of America Corp., Series W, 6.63%	810,888
16,500	Bank of America Corp., Series Y, 6.50%	436,260
14,900	BB&T Corp., Series E, 5.63%	378,162
6,300	Capital One Financial Corp., Series G, 5.20%	151,137
22,600	Citigroup Capital XIII, 8.73%	607,036
27,800	Citigroup, Inc., Series J, 7.13%	783,404
12,600	Citigroup, Inc., Series K, 6.88%	341,964
10,900	Citigroup, Inc., Series S, 6.30%	284,817
9,100	Countrywide Capital V, 7.00%	228,865
15,900	GMAC Capital Trust I, Series 2, 8.13%	415,149
7,500	Goldman Sachs Group, Inc., Series D, 4.00%	170,625
4,000	Goldman Sachs Group, Inc., Series J, 5.50%	103,920
17,200	JPMorgan Chase & Co., Series AA, 6.10%	452,016
14,800	JPMorgan Chase & Co., Series BB, 6.15%	391,904
4,300	JPMorgan Chase & Co., Series P, 5.45%	109,177
17,900	JPMorgan Chase & Co., Series T, 6.70%	472,381
3,900	JPMorgan Chase & Co., Series Y, 6.13%	101,478
3,200	PNC Financial Services Group, Inc., 6.13%	87,680
400	State Street Corp., Series D, 5.90%	10,464
8,500	State Street Corp., Series G, 5.35%	218,280

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
2,500	Webster Financial Corp., Series F, 5.25%	$58,975
		8,023,052
	Insurance - 0.0%^
3,200	Arch Capital Group Ltd., Series F, 5.45%	77,824

	Metal Fabricate/Hardware - 0.4%
14,800	Rexnord Corp., Series A, 1.99%	928,996

	Real Estate Investment Trusts - 0.1%
5,800	AGNC Investment Corp., Series C, 7.00%	149,582
3,400	Annaly Capital Management, Inc., Series F, 6.95%	85,544
		235,126
	Telecommunications - 0.1%
7,900	AT&T, Inc., 5.35%	197,974
3,200	Qwest Corp., 6.50%	68,640
2,000	Qwest Corp., 6.75%	44,660
		311,274
	TOTAL PREFERRED STOCKS (Cost - $9,516,631)	9,576,272

	CONVERTIBLE PREFERRED STOCKS - 0.8%
	Agriculture - 0.0%^
1,013	Bunge Ltd., 4.88%	107,621

	Environmental Control - 0.4%
19,200	Stericycle, Inc., 5.25%	916,416

	Hand/Machine Tools - 0.0%^
800	Stanley Black & Decker, Inc., 5.38%	85,160

	Healthcare Products - 0.4%
15,900	Becton Dickinson & Co., 6.13%	925,698

	Pipelines - 0.0%^
3,500	Kinder Morgan, Inc., 9.75% (c)	114,590
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,192,427)	2,149,485

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	PURCHASED OPTIONS - 0.2% *
	PURCHASED CALL OPTIONS - 0.2% *
	Financial Select Sector SPDR Fund
1,000	Expiration: June 2018, Exercise Price $28.50 **	2,718,000	$4,500
	iShares 20+ Year Treasury Bond ETF
2,550	Expiration: December 2018, Exercise Price $122 **	30,911,100	567,375
	iShares MSCI EAFE ETF
1,000	Expiration: June 2018, Exercise Price $74 **	6,940,000	3,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $405,589)		574,875

	PURCHASED PUT OPTIONS - 0.0% * ^
	PowerShares DB US Dollar Index Bullish Fund
1,000	Expiration: June 2018, Exercise Price $23 **	2,476,000	500
1,000	Expiration: June 2018, Exercise Price $24 **	2,476,000	1,500
	TOTAL PURCHASED PUT OPTIONS (Cost - $22,105)		2,000

	TOTAL PURCHASED OPTIONS (Cost - $427,694)		576,875

Shares
	SHORT-TERM INVESTMENTS - 1.8%
4,760,070	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.64% +		4,760,070
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,760,070)		4,760,070

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.3%
53,673,902	First American Government Obligations Fund, Class Z, 1.60% + (b)		53,673,902
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $53,673,902)		53,673,902

	TOTAL INVESTMENTS - 118.1% (Cost - $315,533,442)		312,447,492
	Liabilities In Excess Of Other Assets - (18.1)%		(47,882,601)
	NET ASSETS - 100.0%		$264,564,891

See accompanying notes to financial statements.

Horizon Active Income Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)% *
	iShares iBoxx $ High Yield Corporate Bond ETF
1,778	Expiration: June 2018, Exercise Price $85 **	15,180,564	$72,009
	iShares JP Morgan USD Emerging Markets Bond ETF
1,000	Expiration: June 2018, Exercise Price $107 **	10,884,000	180,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $263,047)		252,009

	TOTAL WRITTEN OPTIONS (Premiums Received - $263,047)		$252,009

*	Each Option is exercisable into 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2018.

^	Less than 0.1%

(a)	All or a portion of the security is segregated as collateral for options written. The value of the security segregrated as collateral for options written is $25,407,800.

(b)	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $53,673,902 as of May 31, 2018.

(c)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $52,428,222.

(d)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2018

Shares		Value
	COMMON STOCKS - 89.0%
	Advertising - 1.9%
8,261	WPP PLC - ADR (b)	$684,837

	Auto Manufacturers - 2.1%
17,816	General Motors Co.	760,743

	Banks - 7.0%
105,928	Mitsubishi UFJ Financial Group, Inc. - ADR	636,627
21,416	PacWest Bancorp	1,136,333
4,877	PNC Financial Services Group, Inc.	699,411
		2,472,371
	Biotechnology - 2.8%
5,483	Amgen, Inc.	984,856

	Building Materials - 2.8%
29,024	Johnson Controls International PLC	974,045

	Chemicals - 6.4%
40,125	BASF SE - ADR	996,304
24,946	Nutrien Ltd.	1,263,515
		2,259,819
	Commercial Services - 3.3%
8,839	Automatic Data Processing, Inc.	1,149,247

	Computers - 2.6%
6,446	International Business Machines Corp.	910,884

	Cosmetics/Personal Care - 1.7%
8,335	Procter & Gamble Co.	609,872

	Diversified Financial Services - 2.2%
41,643	Granite Point Mortgage Trust, Inc.	761,651

	Food - 4.1%
19,356	Conagra Brands, Inc.	717,333
16,982	General Mills, Inc.	718,169
		1,435,502
	Healthcare Products - 3.1%
12,620	Medtronic PLC	1,089,358

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Household Products/Wares - 4.0%
5,916	Clorox Co.	$714,830
6,859	Kimberly-Clark Corp.	691,730
		1,406,560
	Housewares - 1.7%
25,523	Newell Brands, Inc.	601,832

	Insurance - 3.8%
47,048	Aviva PLC - ADR	638,442
36,457	Manulife Financial Corp.	686,485
		1,324,927
	Machinery - Construction & Mining - 1.8%
27,252	ABB Ltd. - ADR	619,711

	Office/Business Equipment - 0.9%
8,800	Canon, Inc. - ADR **	299,552

	Oil & Gas - 2.0%
5,214	Helmerich & Payne, Inc.	346,105
5,193	Royal Dutch Shell PLC - ADR	361,329
		707,434
	Oil & Gas Services - 1.4%
7,121	Schlumberger Ltd.	488,999

	Pharmaceuticals - 7.1%
7,965	Allergan PLC	1,201,122
10,457	CVS Health Corp.	662,869
23,157	Roche Holding AG - ADR	620,839
		2,484,830
	Pipelines - 2.1%
27,770	Williams Cos., Inc.	745,902

	Real Estate Investment Trusts - 10.1%
67,960	Brixmor Property Group, Inc.	1,079,205
67,555	DDR Corp.	1,026,160
21,354	Invesco Mortgage Capital, Inc.	346,575
48,559	Kimco Realty Corp.	750,722
22,492	Two Harbors Investment Corp.	349,751
		3,552,413
	Retail - 2.7%
7,134	Tiffany & Co.	932,985

See accompanying notes to financial statements.

Horizon Active Dividend Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Semiconductors - 9.3%
9,798	KLA-Tencor Corp.	$1,109,428
9,920	Texas Instruments, Inc.	1,110,147
15,625	Xilinx, Inc.	1,064,219
		3,283,794
	Telecommunications - 2.1%
53,433	KDDI Corp. - ADR **	719,743

	TOTAL COMMON STOCKS (Cost - $31,350,734)	31,261,867

	SHORT-TERM INVESTMENTS - 13.0%
4,570,470	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.64% +	4,570,470
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,570,470)	4,570,470

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
670,377	First American Government Obligations Fund, Class Z, 1.60% + (a)	670,377
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $670,377)	670,377

	TOTAL INVESTMENTS - 103.9% (Cost - $36,591,581)	36,502,714
	Liabilities In Excess Of Other Assets - (3.9)%	(1,375,759)
	NET ASSETS - 100.0%	$35,126,955

ADR - American Depositary Receipt

**	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2018.

(a)	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $670,377 as of May 31, 2018.

(b)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $659,635.

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) May 31, 2018

Shares		Value
	COMMON STOCKS - 97.2%
	Aerospace/Defense - 2.9%
313	Boeing Co.	$110,226
163	General Dynamics Corp.	32,879
156	Lockheed Martin Corp.	49,068
95	Northrop Grumman Corp.	31,089
157	Raytheon Co.	32,891
430	United Technologies Corp.	53,673
		309,826
	Agriculture - 1.1%
1,010	Altria Group, Inc.	56,297
829	Philip Morris International, Inc.	65,939
		122,236
	Airlines - 0.3%
378	Delta Air Lines, Inc.	20,431
310	Southwest Airlines Co.	15,835
		36,266
	Apparel - 0.7%
865	Nike, Inc.	62,107
214	VF Corp.	17,368
		79,475
	Auto Manufacturers - 0.7%
2,137	Ford Motor Co.	24,682
760	General Motors Co.	32,452
237	PACCAR, Inc.	14,749
		71,883
	Auto Parts & Equipment - 0.2%
177	Aptiv PLC	17,257

	Banks - 7.7%
5,459	Bank of America Corp. (a)	158,529
543	Bank of New York Mellon Corp.	29,729
423	BB&T Corp.	22,207
263	Capital One Financial Corp.	24,722
1,374	Citigroup, Inc.	91,632
212	Goldman Sachs Group, Inc.	47,887
1,838	JPMorgan Chase & Co. (a)	196,684
954	Morgan Stanley	47,834
253	PNC Financial Services Group, Inc.	36,283
196	State Street Corp.	18,838
2,641	Wells Fargo & Co. (a)	142,588
		816,933

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Beverages - 1.8%
2,276	Coca-Cola Co.	$97,868
102	Constellation Brands, Inc., Class A	22,754
763	PepsiCo, Inc.	76,491
		197,113
	Biotechnology - 1.8%
354	Amgen, Inc.	63,586
114	Biogen, Inc. **	33,511
406	Celgene Corp. **	31,944
699	Gilead Sciences, Inc.	47,113
137	Vertex Pharmaceuticals, Inc. **	21,098
		197,252
	Building Materials - 0.2%
495	Johnson Controls International PLC	16,612

	Chemicals - 1.7%
117	Air Products & Chemicals, Inc.	18,885
1,238	DowDuPont, Inc.	79,368
211	LyondellBasell Industries NV, Class A	23,657
142	PPG Industries, Inc.	14,331
155	Praxair, Inc.	24,220
50	Sherwin-Williams Co.	18,963
		179,424
	Commercial Services - 0.9%
153	Ecolab, Inc.	21,819
643	PayPal Holdings, Inc. **	52,771
136	S&P Global, Inc.	26,860
		101,450
	Computers - 6.0%
360	Accenture PLC, Class A	56,066
2,738	Apple, Inc. (a)	511,650
493	International Business Machines Corp.	69,666
		637,382
	Cosmetics/Personal Care - 1.5%
467	Colgate-Palmolive Co.	29,463
197	Estee Lauder Cos., Inc., Class A	29,440
1,337	Procter & Gamble Co.	97,828
		156,731
	Diversified Financial Services - 4.1%
464	American Express Co.	45,611
87	BlackRock, Inc. (a)	46,478
724	Charles Schwab Corp.	40,269

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
184	CME Group, Inc.	$29,974
313	Intercontinental Exchange, Inc.	22,188
568	MasterCard, Inc.	107,988
1,108	Visa, Inc. (a)	144,838
		437,346
	Electric - 2.2%
261	American Electric Power Co., Inc.	17,735
190	Consolidated Edison, Inc.	14,579
356	Dominion Energy, Inc.	22,852
373	Duke Energy Corp.	28,781
513	Exelon Corp.	21,233
251	NextEra Energy, Inc.	41,618
327	PG&E Corp.	14,169
297	Public Service Enterprise Group, Inc.	15,735
140	Sempra Energy	14,914
538	Southern Co.	24,156
323	Xcel Energy, Inc.	14,703
		230,475
	Electrical Components & Equipment - 0.2%
339	Emerson Electric Co.	24,015

	Electronics - 0.7%
217	Fortive Corp.	15,774
399	Honeywell International, Inc.	59,016
		74,790
	Environmental Control - 0.2%
231	Waste Management, Inc.	19,106

	Food - 0.6%
654	Kraft Heinz Co.	37,592
797	Mondelez International, Inc., Class A	31,298
		68,890
	Forest Products & Paper - 0.1%
290	International Paper Co.	15,515

	Hand/Machine Tools - 0.1%
106	Stanley Black & Decker, Inc.	14,759

	Healthcare Products - 3.2%
933	Abbott Laboratories	57,407
285	Baxter International, Inc.	20,189
142	Becton Dickinson & Co.	31,466
740	Boston Scientific Corp. **	22,489

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
374	Danaher Corp.	$37,131
61	Intuitive Surgical, Inc. **	28,040
720	Medtronic PLC	62,150
197	Stryker Corp.	34,282
216	Thermo Fisher Scientific, Inc.	44,986
		338,140
	Healthcare Services - 1.8%
135	Anthem, Inc.	29,892
130	Cigna Corp.	22,018
74	Humana, Inc.	21,532
510	UnitedHealth Group, Inc. (a)	123,170
		196,612
	Insurance - 4.4%
415	Aflac, Inc.	18,700
190	Allstate Corp.	17,761
483	American International Group, Inc.	25,498
132	Aon PLC, Class A	18,463
1,325	Berkshire Hathaway, Inc. ** (a)	253,777
250	Chubb Ltd.	32,672
273	Marsh & McLennan Cos., Inc.	21,941
544	MetLife, Inc.	25,019
313	Progressive Corp.	19,434
226	Prudential Financial, Inc.	21,886
146	Travelers Cos., Inc.	18,764
		473,915
	Internet - 12.0%
376	Alphabet, Inc. ** (a)	413,600
262	Amazon.com, Inc. ** (a)	426,960
26	Booking Holdings, Inc. **	54,832
1,561	Facebook, Inc. ** (a)	299,369
233	Netflix, Inc. **	81,923
		1,276,684
	Leisure Time - 0.4%
387	Carnival Corp.	24,103
137	Royal Caribbean Cruises Ltd.	14,382
		38,485
	Lodging - 0.4%
191	Hilton Worldwide Holdings, Inc.	15,415
194	Marriott International, Inc.	26,260
		41,675
	Machinery-Construction & Mining - 0.5%
321	Caterpillar, Inc.	48,763

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
	Machinery-Diversified - 0.5%
95	Cummins, Inc.	$13,527
174	Deere & Co.	26,015
57	Roper Technologies, Inc.	15,720
		55,262
	Media - 2.2%
141	Charter Communications, Inc. **	36,807
2,481	Comcast Corp.	77,357
998	Twenty-First Century Fox, Inc.	38,094
809	Walt Disney Co.	80,471
		232,729
	Mining - 0.3%
1,002	Freeport-McMoRan, Inc.	16,934
379	Newmont Mining Corp.	14,754
		31,688
	Miscellaneous Manufacturing - 1.8%
320	3M Co.	63,113
235	Eaton Corp PLC	17,996
4,647	General Electric Co.	65,430
183	Illinois Tool Works, Inc.	26,297
93	Parker-Hannifin Corp.	15,894
		188,730
	Oil & Gas - 5.1%
276	Anadarko Petroleum Corp.	19,265
1,015	Chevron Corp. (a)	126,164
634	ConocoPhillips	42,725
311	EOG Resources, Inc.	36,639
2,273	Exxon Mobil Corp. (a)	184,659
256	Marathon Petroleum Corp.	20,232
412	Occidental Petroleum Corp.	34,690
250	Phillips 66	29,123
92	Pioneer Natural Resources Co.	17,765
234	Valero Energy Corp.	28,361
		539,623
	Oil & Gas Services - 0.9%
600	Baker Hughes & GE Co., Class A	20,754
466	Halliburton Co.	23,179
742	Schlumberger Ltd.	50,953
		94,886
	Pharmaceuticals - 6.0%
838	AbbVie, Inc.	82,912
186	Allergan PLC	28,049

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares		Value
877	Bristol-Myers Squibb Co.	$46,148
551	CVS Health Corp.	34,928
587	Eli Lilly & Co.	49,918
1,434	Johnson & Johnson (a)	171,535
1,443	Merck & Co., Inc.	85,902
3,177	Pfizer, Inc.	114,149
261	Zoetis, Inc., Class A	21,846
		635,387
	Pipelines - 0.2%
1,180	Kinder Morgan, Inc.	19,682

	Real Estate Investment Trusts - 1.9%
236	American Tower Corp.	32,656
93	AvalonBay Communities, Inc.	15,395
222	Crown Castle International Corp.	23,121
142	Digital Realty Trust, Inc.	15,262
42	Equinix, Inc.	16,668
247	Equity Residential	15,806
283	Prologis, Inc.	18,211
92	Public Storage	19,489
164	Simon Property Group, Inc.	26,276
414	Weyerhaeuser Co.	15,455
		198,339
	Retail - 5.5%
235	Costco Wholesale Corp.	46,586
155	Dollar General Corp.	13,559
157	Dollar Tree, Inc. **	12,967
618	Home Depot, Inc.	115,288
442	Lowe's Cos., Inc.	41,994
422	McDonald's Corp.	67,524
201	Ross Stores, Inc.	15,855
756	Starbucks Corp.	42,843
287	Target Corp.	20,920
334	TJX Cos., Inc.	30,167
530	Walgreens Boots Alliance, Inc.	33,067
1,584	Walmart, Inc. (a)	130,743
176	Yum! Brands, Inc.	14,314
		585,827
	Semiconductors - 3.6%
219	Broadcom, Inc.	55,203
2,564	Intel Corp. (a)	141,533
327	NVIDIA Corp.	82,466
798	QUALCOMM, Inc.	46,380

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares			Value
533	Texas Instruments, Inc.		$59,648
			385,230
	Software - 5.9%
265	Adobe Systems, Inc. **		66,059
4,151	Microsoft Corp. (a)		410,285
2,184	Oracle Corp.		102,037
392	salesforce.com, Inc. **		50,697
			629,078
	Telecommunications - 3.0%
3,287	AT&T, Inc.		106,236
2,602	Cisco Systems, Inc.		111,132
2,226	Verizon Communications, Inc.		106,113
			323,481
	Transportation - 1.9%
468	CSX Corp.		30,256
142	FedEx Corp.		35,375
151	Norfolk Southern Corp.		22,899
409	Union Pacific Corp.		58,389
461	United Parcel Service, Inc.		53,532
			200,451
	TOTAL COMMON STOCKS (Cost - $10,349,002)		10,359,403

Contracts		Notional Amount
	PURCHASED OPTIONS - 1.3% *
	PURCHASED PUT OPTIONS - 1.3% *
	S&P 500 Index
4	Expiration: June 2018, Exercise Price $2,560	1,082,108	1,460
8	Expiration: June 2018, Exercise Price $2,720	2,164,216	24,960
13	Expiration: July 2018, Exercise Price $2,660	3,516,851	40,430
13	Expiration: August 2018, Exercise Price $2,690	3,516,851	70,655
	TOTAL PURCHASED PUT OPTIONS (Cost - $217,991)		137,505

	TOTAL PURCHASED OPTIONS (Cost - $217,991)		137,505

Shares
	SHORT-TERM INVESTMENTS - 2.3%
240,983	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 1.64% +		240,983
	TOTAL SHORT-TERM INVESTMENTS (Cost - $240,983)		240,983

See accompanying notes to financial statements.

Horizon Defined Risk Fund PORTFOLIO OF INVESTMENTS (Unaudited) (Continued) May 31, 2018

Shares			Value
	TOTAL INVESTMENTS - 100.8% (Cost - $10,807,976)		$10,737,891
	Liabilities In Excess Of Other Assets - (0.8)%		(80,614)
	NET ASSETS - 100.0%		$10,657,877

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.8)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.4)%
	S&P 500 Index
4	Expiration: June 2018, Exercise Price $2,710	1,082,108	$8,880
8	Expiration: June 2018, Exercise Price $2,850	2,164,216	160
12	Expiration: July 2018, Exercise Price $2,780	3,246,324	15,180
12	Expiration: August 2018, Exercise Price $2,800	3,246,324	20,280
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $101,293)		44,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.4)% *
	S&P 500 Index
4	Expiration: June 2018, Exercise Price $2,330	1,082,108	370
9	Expiration: June 2018, Exercise Price $2,490	2,434,743	1,890
14	Expiration: July 2018, Exercise Price $2,450	3,787,378	11,550
14	Expiration: August 2018, Exercise Price $2,500	3,787,378	27,580
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $86,886)		41,390

	TOTAL WRITTEN OPTIONS (Premiums Received - $188,179)		$85,890

*	Each Option is equivalent to 100 shares of the underlying security.

**	Non-income producing security.

+	Money Market Fund; interest rate reflects seven-day yield on May 31, 2018.

(a)	All or a portion of the security is segregated as collateral for options written. The value of the securities segregrated as collateral for options written is $3,383,453.

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) May 31, 2018

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$461,485,371	$587,793,721	$311,603,466
Investments in Affiliated Securities, at Cost	—	—	3,929,976
Investments in Unaffiliated Securities, at Value	$462,550,050	$584,415,170	$308,549,299
Investments in Affiliated Securities, at Value	—	—	3,898,193
Cash	—	—	12,278
Receivable for Investment Securities Sold	179,909	179,909	6,136,198
Cash Held at Broker	932,234	995,449	—
Receivable for Fund Shares Sold	1,546,352	2,217,702	509,229
Dividends and Interest Receivable	7,038	78,409	39,108
Dividend Reclaims	—	145	—
Prepaid Expenses and Other Assets	64,481	78,080	85,666
Total Assets	465,280,064	587,960,864	319,229,971

Liabilities:
Options written, at value (Premiums received $2,468,371, $1,300,415, and $263,047)	1,460,200	691,200	252,009
Collateral received for securities loaned (Note 5)	9,989,025	28,073,040	53,673,902
Payable for Investment Securities Purchased	703,423	703,423	—
Payable for Fund Shares Redeemed	146,902	271,172	386,159
Due to Broker	—	—	12,278
Accrued Advisory Fees	382,476	485,468	216,899
Accrued Custodian Fees	4,611	4,124	2,594
Accrued Distribution Fees (12b-1) - Advisor Class	1,616	89	157
Accrued Shareholder Servicing Fees - Investor Class	65,650	67,779	32,532
Accrued Expenses and Other Liabilities	133,792	125,020	88,550
Total Liabilities	12,887,695	30,421,315	54,665,080

Net Assets	$452,392,369	$557,539,549	$264,564,891

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$410,582,703	$520,167,867	$279,918,414
Undistributed Net Investment Loss	(1,204,434)	(1,025,761)	(21,674)
Accumulated Net Realized Gain (Loss) on Investments,
Purchased Options and Options Written	40,941,250	41,166,779	(12,256,937)
Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments
Purchased Options and Options Written	2,072,850	(2,769,336)	(3,043,129)
Net Unrealized Depreciation on Affiliated Investments
Purchased Options and Options Written	—	—	(31,783)
Net Assets	$452,392,369	$557,539,549	$264,564,891

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$415,444,975	$550,143,224	$255,520,216
Shares of Beneficial Interest Outstanding	31,825,852	24,521,378	27,360,475

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.05	$22.44	$9.34

Advisor Class Shares:
Net Assets	$6,717,950	$396,879	$1,138,230
Shares of Beneficial Interest Outstanding	516,678	17,673	121,522

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.00	$22.46	$9.37

Institutional Class Shares:
Net Assets	$30,229,444	$6,999,446	$7,906,445
Shares of Beneficial Interest Outstanding	2,311,205	311,169	847,249

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.08	$22.49	$9.33

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued) May 31, 2018

	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Assets:
Investments in Unaffiliated Securities, at Cost	$36,591,581	$10,807,976
Investments in Unaffiliated Securities, at Value	$36,502,714	$10,737,891
Cash Held at Broker	—	19,986
Receivable for Fund Shares Sold	102,279	16,985
Dividends and Interest Receivable	71,875	23,319
Dividend Reclaims	11,858	—
Prepaid Expenses and Other Assets	35,461	3,397
Total Assets	36,724,187	10,801,578

Liabilities:
Options written, at value (Premiums received $0 and $188,179)	—	85,890
Collateral received for securities loaned (Note 5)	670,377	—
Payable for Investment Securities Purchased	848,455	—
Payable for Fund Shares Redeemed	27,406	25,778
Accrued Advisory Fees	17,911	1,732
Accrued Custodian Fees	3,699	1,923
Accrued Distribution Fees (12b-1) - Investor Class	—	501
Accrued Distribution Fees (12b-1) - Advisor Class	7,532	3,431
Accrued Expenses and Other Liabilities	21,852	24,446
Total Liabilities	1,597,232	143,701

Net Assets	$35,126,955	$10,656,657

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$33,765,096	$10,740,737
Undistributed Net Investment Income (Loss)	(448)	21,095
Accumulated Net Realized Gain (Loss) on Investments,
Purchased Options and Options Written	1,451,293	(136,159)
Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments
Purchased Options and Options Written	(88,986)	32,204
Net Assets	$35,126,955	$10,657,877

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$25,876,269	$2,635,426
Shares of Beneficial Interest Outstanding	435,269	53,086

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.45	$49.64

Advisor Class Shares:
Net Assets	$9,250,686	$8,022,451
Shares of Beneficial Interest Outstanding	155,620	161,552

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$59.44	$49.66

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) For the Period Ended May 31, 2018

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $56, and $0)	$3,662,390	$3,976,948	$4,434,063
Dividend Income from affiliated Securities	—	—	59,929
Interest Income	49,925	73,988	36,829
Securities Lending Income^	16,864	75,138	44,617
Total Investment Income	3,729,179	4,126,074	4,575,438

Expenses:
Investment Advisory Fees	2,233,075	2,465,751	900,377
Shareholder Servicing Fees - Investor Class	200,560	238,193	112,515
Distribution Fees (12b-1) - Advisor Class	7,280	450	1,162
Dividend Expenses	—	—	1,747
Administrative & Accounting Service Fees	137,805	152,617	69,199
Transfer Agent Fees	60,966	56,823	62,958
Registration Fees	27,803	26,472	20,003
Custodian Fees	11,701	14,230	5,749
Printing and Postage Expenses	13,318	10,209	10,084
Chief Compliance Officer & Compliance Fees	33,783	33,500	17,648
Trustees' Fees and Expenses	27,416	27,350	14,336
Insurance Fees	9,204	8,546	4,373
Audit Fees	8,478	8,477	8,478
Legal Fees	44,702	44,287	18,874
Interest Expense	—	—	118
Miscellaneous Expenses	9,322	8,521	4,445
Total Expenses	2,825,413	3,095,426	1,252,066
Less: Securities Lending Expense Offset^	(4,549)	(18,358)	(69,423)
Less: Fees Recouped / (Waived) by the Adviser	(57,224)	(8,785)	90,527

Net Expenses	2,763,640	3,068,283	1,273,170

Net Investment Income	965,539	1,057,791	3,302,268

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	30,087,473	31,620,136	(5,812,933)
Affiliated Investments	—	—	(8)
Purchased Options	15,488,551	13,580,035	(463,896)
Written Options	(3,803,693)	(3,375,987)	189,593
Distributions of Long-Term Capital Gains by Underlying Investment Companies	120,150	122,180	—
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(27,170,028)	(28,923,630)	(2,587,791)
Affiliated Investments	—	—	(31,783)
Purchased Options	(2,605,655)	(1,458,272)	670,252
Written Options	840,517	(158,124)	(111,721)
Net Realized and Unrealized Gain (Loss) on Investments	12,957,315	11,406,338	(8,148,287)

Net Increase (Decrease) in Net Assets Resulting From Operations	$13,922,854	$12,464,129	$(4,846,019)

^	Effective March 28, 2018, the Funds are entitled to utilize Securities Lending Income to offset against certain Fund expenses (See Note 5).

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Unaudited) (Continued) For the Period Ended May 31, 2018

	Horizon Active Dividend Fund	Horizon Defined Risk Fund (1)
Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $30,630 and $0)	$520,340	$47,583
Dividend Income from affiliated Securities	—	—
Interest Income	21,234	1,612
Securities Lending Income^	3,633	13
Total Investment Income	545,207	49,208

Expenses:
Investment Advisory Fees	117,171	19,531
Distribution Fees (12b-1) - Investor Class	12,645	951
Distribution Fees (12b-1) - Advisor Class	7,445	4,223
Administrative & Accounting Service Fees	12,382	1,689
Transfer Agent Fees	18,771	2,452
Registration Fees	4,369	260
Custodian Fees	5,268	3,029
Printing and Postage Expenses	2,208	231
Chief Compliance Officer & Compliance Fees	4,314	1,467
Trustees' Fees and Expenses	3,163	1,352
Insurance Fees	281	—
Audit Fees	8,478	7,769
Legal Fees	3,028	467
Miscellaneous Expenses	1,163	94
Total Expenses	200,686	43,515
Less: Securities Lending Expense Offset^	(5,455)	—
Less: Fees Waived by the Adviser	(20,581)	(15,402)

Net Expenses	174,650	28,113

Net Investment Income	370,557	21,095

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	1,451,254	(171,777)
Purchased Options	—	(71,664)
Written Options	—	107,282
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	(934,192)	10,400
Purchased Options	—	(80,485)
Written Options	—	102,289
Net Realized and Unrealized Gain (Loss) on Investments	517,062	(103,955)

Net Increase (Decrease) in Net Assets Resulting From Operations	$887,619	$(82,860)

^	Effective March 28, 2018, the Funds are entitled to utilize Securities Lending Income to offset against certain Fund expenses (See Note 5).

(1)	Horizon Defined Risk Fund commenced operations on December 28, 2017.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2018	For the Year Ended November 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$965,539	$2,317,055
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	41,772,331	58,792,310
Distributions of Long-Term Capital Gains by Underlying Investment Companies	120,150	—
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(28,935,166)	21,951,095
Net Increase in Net Assets Resulting From Operations	13,922,854	83,060,460

Distributions to Shareholders From:
From net investment income
Investor Class	(1,989,478)	(3,160,658)
Advisor Class	(27,768)	(24,872)
Institutional Class	(152,727)	(103,172)
From net realized gains
Investor Class	(41,281,667)	—
Advisor Class	(589,921)	—
Institutional Class	(3,116,803)	—
Total Distributions to Shareholders	(47,158,364)	(3,288,702)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	77,008,966	88,577,101
Advisor Class	1,957,108	2,839,959
Institutional Class	3,926,366	26,064,072
Distributions Reinvested
Investor Class	42,833,605	3,134,834
Advisor Class	517,167	18,935
Institutional Class	3,269,530	103,172
Cost of Shares Redeemed
Investor Class	(67,704,679)	(127,596,252)
Advisor Class	(392,797)	(728,867)
Institutional Class	(3,714,451)	(9,594,320)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	57,700,815	(17,181,366)

Increase in Net Assets	24,465,305	62,590,392

Net Assets:
Beginning of Period/Year	427,927,064	365,336,672
End of Period/Year*	$452,392,369	$427,927,064

* Includes Undistributed Net Investment Income (Loss) of:	$(1,204,434)	$—

Share Activity:
Investor Class:
Shares Issued	5,827,503	6,952,864
Shares Reinvested	3,367,422	267,934
Shares Redeemed	(5,107,326)	(10,116,721)
Net Increase (Decrease)	4,087,599	(2,895,923)

Advisor Class:
Shares Issued	146,760	219,598
Shares Reinvested	40,786	1,621
Shares Redeemed	(30,021)	(56,633)
Net Increase	157,525	164,586

Institutional Class:
Shares Issued	293,789	1,982,738
Shares Reinvested	256,635	8,818
Shares Redeemed	(279,610)	(711,353)
Net Increase	270,814	1,280,203

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2018	For the Year Ended November 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$1,057,791	$2,011,843
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	41,824,184	38,452,682
Distributions of Long-Term Capital Gains by Underlying Investment Companies	122,180	—
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(30,540,026)	20,897,869
Net Increase in Net Assets Resulting From Operations	12,464,129	61,362,394

Distributions to Shareholders From:
From net investment income
Investor Class	(2,182,216)	(2,743,024)
Advisor Class	(1,416)	(2,886)
Institutional Class	(43,377)	(70)
From net realized gains
Investor Class	(17,088,405)	—
Advisor Class	(13,918)	—
Institutional Class	(266,062)	—
Total Distributions to Shareholders	(19,595,394)	(2,745,980)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	171,807,826	131,188,889
Advisor Class	76,565	32,071
Institutional Class	831,468	6,522,281
Distributions Reinvested
Investor Class	18,955,229	2,685,810
Advisor Class	15,334	2,886
Institutional Class	309,439	70
Cost of Shares Redeemed
Investor Class	(51,810,852)	(93,387,324)
Advisor Class	(38,912)	(56,176)
Institutional Class	(682,245)	(102,168)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	139,463,852	46,886,339

Increase in Net Assets	132,332,587	105,502,753

Net Assets:
Beginning of Period/Year	425,206,962	319,704,209
End of Period/Year*	$557,539,549	$425,206,962

* Includes Undistributed Net Investment Income (Loss) of:	$(1,025,761)	$143,457

Share Activity:
Investor Class:
Shares Issued	7,603,574	6,179,225
Shares Reinvested	865,931	138,230
Shares Redeemed	(2,289,833)	(4,519,518)
Net Increase	6,179,672	1,797,937

Advisor Class:
Shares Issued	3,423	1,551
Shares Reinvested	701	149
Shares Redeemed	(1,709)	(2,639)
Net Increase (Decrease)	2,415	(939)

Institutional Class:
Shares Issued	36,733	294,586
Shares Reinvested	14,130	4
Shares Redeemed	(30,081)	(4,544)
Net Increase	20,782	290,046

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2018	For the Year Ended November 30, 2017
	(Unaudited)
Operations:
Net Investment Income	$3,302,268	$4,968,225
Net Realized Loss on Investments,
Purchased Options and Written Options	(6,087,244)	(4,663,270)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	—	15,836
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(2,061,043)	7,612,924
Net Increase (Decrease) in Net Assets Resulting From Operations	(4,846,019)	7,933,715

Distributions to Shareholders From:
From net investment income
Investor Class	(4,288,897)	(4,741,698)
Advisor Class	(16,976)	(694)
Institutional Class	(158,424)	(134,221)
Total Distributions to Shareholders	(4,464,297)	(4,876,613)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	84,482,773	61,379,496
Advisor Class	512,081	673,867
Institutional Class	1,267,856	9,603,596
Distributions Reinvested
Investor Class	4,050,292	4,665,766
Advisor Class	16,976	694
Institutional Class	158,424	134,221
Cost of Shares Redeemed
Investor Class	(24,586,073)	(56,294,921)
Advisor Class	(12,007)	(19,975)
Institutional Class	(1,280,636)	(4,210,485)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	64,609,686	15,932,259

Increase in Net Assets	55,299,370	18,989,361

Net Assets:
Beginning of Period/Year	209,265,521	190,276,160
End of Period/Year*	$264,564,891	$209,265,521

* Includes Undistributed Net Investment Income (Loss) of:	$(21,674)	$1,140,355

Share Activity:
Investor Class:
Shares Issued	8,902,952	6,325,698
Shares Reinvested	427,044	483,230
Shares Redeemed	(2,586,672)	(5,817,951)
Net Increase	6,743,324	990,977

Advisor Class:
Shares Issued	53,307	68,987
Shares Reinvested	1,783	71
Shares Redeemed	(1,261)	(2,040)
Net Increase	53,829	67,018

Institutional Class:
Shares Issued	133,436	981,019
Shares Reinvested	16,683	13,833
Shares Redeemed	(134,379)	(432,184)
Net Increase	15,740	562,668

See accompanying notes to financial statements.

Horizon Active Dividend Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended May 31, 2018	For the Period Ended November 30, 2017 (1)
	(Unaudited)
Operations:
Net Investment Income	$370,557	$64,869
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	1,451,254	367,629
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	(934,192)	845,250
Net Increase in Net Assets Resulting From Operations	887,619	1,277,748

Distributions to Shareholders From:
From net investment income
Investor Class	(348,071)	(713)
Advisor Class	(86,771)	—
From net realized gains
Investor Class	(323,845)	—
Advisor Class	(44,106)	—
Total Distributions to Shareholders	(802,793)	(713)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	3,999,602	24,122,285
Advisor Class	6,461,382	3,207,652
Distributions Reinvested
Investor Class	671,916	617
Advisor Class	108,222	—
Cost of Shares Redeemed
Investor Class	(3,438,537)	(684,733)
Advisor Class	(622,676)	(60,636)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	7,179,909	26,585,185

Increase in Net Assets	7,264,735	27,862,220

Net Assets:
Beginning of Period/Year	27,862,220	—
End of Period/Year*	$35,126,955	$27,862,220

* Includes Undistributed Net Investment Income (Loss) of:	$(448)	$63,837

Share Activity:
Investor Class:
Shares Issued	66,463	426,287
Shares Reinvested	11,161	12
Shares Redeemed	(56,719)	(11,935)
Net Increase	20,905	414,364

Advisor Class:
Shares Issued	107,468	57,756
Shares Reinvested	1,799	—
Shares Redeemed	(10,348)	(1,055)
Net Increase	98,919	56,701

(1)	The Horizon Active Dividend Fund commenced operations on December 28, 2016.

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended May 31, 2018 (1)
(Unaudited)
Operations:
Net Investment Income	$21,095
Net Realized Gain (Loss) on Investments,
Purchased Options and Written Options	(136,159)
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Purchased Options and Written Options	32,204
Net Decrease in Net Assets Resulting From Operations	(82,860)

Distributions to Shareholders From:
From net investment income
Investor Class	—
Advisor Class	—
Total Distributions to Shareholders	—

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	2,756,395
Advisor Class	8,467,289
Distributions Reinvested
Investor Class	—
Advisor Class	—
Cost of Shares Redeemed
Investor Class	(99,064)
Advisor Class	(383,883)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	10,740,737

Increase in Net Assets	10,657,877

Net Assets:
Beginning of Period	—
End of Period*	$10,657,877

* Includes Undistributed Net Investment Income of:	$21,095

Share Activity:
Investor Class:
Shares Issued	55,085
Shares Reinvested	—
Shares Redeemed	(1,999)
Net Increase (Decrease)	53,086

Advisor Class:
Shares Issued	169,306
Shares Reinvested	—
Shares Redeemed	(7,754)
Net Increase (Decrease)	161,552

(1)	The Horizon Defined Risk Fund commenced operations on December 28, 2017.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$14.20		$11.56	$11.99	$12.67	$12.76	$10.31
Increase From Operations:
Net investment income (a,e)	0.03		0.08	0.12	0.13	0.04	0.03
Net gain (loss) from investments (both realized and unrealized)	0.39		2.66	(0.20)	(0.37)	0.95	2.74
Total from operations	0.42		2.74	(0.08)	(0.24)	0.99	2.77

Less Distributions:
From net investment income	(0.07)		(0.10)	(0.20)	(0.02)	(0.03)	(0.09)
From net realized gains	(1.50)		—	(0.15)	(0.42)	(1.05)	(0.23)
Total Distributions	(1.57)		(0.10)	(0.35)	(0.44)	(1.08)	(0.32)

Net Asset Value, End of Period/Year	$13.05		$14.20	$11.56	$11.99	$12.67	$12.76

Total Return (b)	3.40	%(g)	23.76%	(0.59)%	(2.01)%	8.33%	27.63%

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$415,445		$393,833	$354,279	$366,368	$418,274	$238,963
Ratio to average net assets:
Gross expenses (c,d)	1.30	%(f,h)	1.48%	1.54%	1.54%	1.54%	1.63%
Net expenses (c) ^	1.27	%(f,h)	1.36%+	1.43%	1.42%	1.42%	1.42%
Net investment income net of reimbursement (c,e)	0.44	%(f)	0.61%	1.09%	1.06%	0.35%	0.25%
Portfolio turnover rate	146	%(g)	168%	406%	472%	591%	975%

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized

(g)	Not annualized

(h)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 **
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$14.16		$11.56	$11.99	$11.21
Increase From Operations:
Net investment income (loss) (a,h)	0.02		0.05	0.12	(0.03	)(g)
Net gain (loss) from investments (both realized and unrealized)	0.39		2.68	(0.20)	0.81	(g)
Total from operations	0.41		2.73	(0.08)	0.78

Less Distributions:
From net investment income	(0.07)		(0.13)	(0.20)	—
From net realized gains	(1.50)		—	(0.15)	—
Total Distributions	(1.57)		(0.13)	(0.35)	—

Net Asset Value, End of Period/Year	$13.00		$14.16	$11.56	$11.99

Total Return (b)	3.31	%(f)	23.64%	(0.59)%	6.96	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$6,718		$5,084	$2,249	$29
Ratio to average net assets:
Gross expenses (d,e)	1.45	%(c,i)	1.55%	1.55%	1.54	%(c)
Net expenses (d) ^	1.42	%(c,i)	1.42%	1.44%	1.42	%(c)
Net investment income (loss) net of reimbursement (d,h)	0.24	%(c)	0.35%	1.06%	(0.88	)%(c)(g)
Portfolio turnover rate	146	%(f)	168%	406%	472	%(f)

**	Since September 4, 2015 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.02% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized

(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$14.22		$11.59	$11.54
Increase From Operations:
Net investment income (a,h)	0.04		0.05	0.03
Net gain from investments (both realized and unrealized)	0.39		2.71	0.02	(g)
Total from operations	0.43		2.76	0.05

Less Distributions:
From net investment income	(0.07)		(0.13)	—
From net realized gains	(1.50)		—	—
Total Distributions	(1.57)		(0.13)	—

Net Asset Value, End of Period/Year	$13.08		$14.22	$11.59

Total Return (b)	3.48	%(f)	23.92%	0.43	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$30,229		$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.20	%(c)	1.30%	1.30	%(c)
Net expenses (d) ^	1.17	%(c)	1.17%	1.19	%(c)
Net investment income net of reimbursement (d,h)	0.54	%(c)	0.38%	1.28	%(c)
Portfolio turnover rate	146	%(f)	168%	406	%(f)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.02%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 *	For the Year Ended November 30, 2015		For the Period Ended November 30, 2014 **
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$22.80		$19.31	$19.62	$20.50		$20.00
Increase From Operations:
Net investment income (loss) (a,h)	0.05		0.12	0.18	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	0.62		3.54	(0.29)	(1.00)		0.55
Total from operations	0.67		3.66	(0.11)	(0.88)		0.50

Less Distributions:
From net investment income	(0.12)		(0.17)	(0.20)	—		—
From net realized gains	(0.91)		—	—	(0.00	)(g)	—
Total Distributions	(1.03)		(0.17)	(0.20)	—		—

Net Asset Value, End of Period/Year	$22.44		$22.80	$19.31	$19.62		20.50

Total Return (b)	3.14	%(f)	19.05%	(0.54)%	(4.29)%		2.50	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$550,143		$418,227	$319,385	$222,421		$300
Ratio to average net assets:
Gross expenses (d,e)	1.27	%(c,i)	1.49%	1.55%	1.54%		50.52	%(c)
Net expenses (d) ^	1.27	%(c,i)	1.35%+	1.42%	1.42%		1.42	%(c)
Net investment income (loss) net of reimbursement (d,h)	0.44	%(c)	0.58%	0.92%	0.57%		(1.06	)%(c)
Portfolio turnover rate	153	%(f)	143%	563%	541%		55	%(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).

**	Since August 28, 2014 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)	Per share amount is less than $0.01.

(h)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 *	For the Period Ended November 30, 2015 **
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$22.78		$19.30	$19.62	$18.97
Increase From Operations:
Net investment income (a,h)	0.04		0.11	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	0.64		3.54	(0.29)	0.58	(g)
Total from operations	0.68		3.65	(0.12)	0.65

Less Distributions:
From net investment income	(0.09)		(0.17)	(0.20)	—
From net realized gains	(0.91)		—	—	—
Total Distributions	(1.00)		(0.17)	(0.20)	—

Net Asset Value, End of Period/Year	$22.46		$22.78	$19.30	$19.62

Total Return (b)	3.03	%(f)	19.03%	(0.59)%	3.43	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$397		$347	$313	$19
Ratio to average net assets:
Gross expenses (d,e)	1.43	%(c,i)	1.56%	1.51%	1.54	%(c)
Net expenses (d) ^	1.42	%(c,i)	1.42%	1.42%	1.42	%(c)
Net investment income net of reimbursement (d,h)	0.32	%(c)	0.53%	0.92%	1.52	%(c)
Portfolio turnover rate	153	%(f)	143%	563%	541	%(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).

**	Since September 4, 2015 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Risk Assist Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$22.84		$19.33	$19.21
Increase From Operations:
Net investment income (loss) (a,h)	0.07		(0.14)	0.05
Net gain from investments (both realized and unrealized)	0.64		3.86	0.07	(g)
Total from operations	0.71		3.72	0.12

Less Distributions:
From net investment income	(0.15)		(0.21)	—
From net realized gains	(0.91)		—	—
Total Distributions	(1.06)		(0.21)	—

Net Asset Value, End of Period/Year	$22.49		$22.84	$19.33

Total Return (b)	3.14	%(f)	19.31%	0.62	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$6,999		$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.18	%(c)	1.35%	1.31	%(c)
Net expenses (d) ^	1.17	%(c)	1.17%	1.17	%(c)
Net investment income (loss) net of reimbursement (d,h)	0.60	%(c)	(0.62)%	1.09	%(c)
Portfolio turnover rate	153	%(f)	143%	563	%(f)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period Ended November 30, 2013 **
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.73		$9.56	$9.86	$10.11	$10.01	$10.00
Increase From Operations:
Net investment income (a,g)	0.13		0.25	0.16	0.13	0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	(0.34)		0.17	(0.36)	(0.25)	0.10	(0.01)
Total from operations	(0.21)		0.42	(0.20)	(0.12)	0.25	0.01

Less Distributions:
From net investment income	(0.18)		(0.25)	(0.10)	(0.13)	(0.13)	—
Return of capital	—		—	—	—	(0.02)	—
Total Distributions	(0.18)		(0.25)	(0.10)	(0.13)	(0.15)	—

Net Asset Value, End of Period/Year	$9.34		$9.73	$9.56	$9.86	$10.11	$10.01

Total Return (b)	(2.18	)%(f)	4.39%	(2.03)%	(1.18)%	2.50%	0.10	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$255,520		$200,521	$187,698	$169,725	$129,340	$70,951
Ratio to average net assets:
Gross expenses (d,e)	1.01	%(c,i)	1.21%	1.28%	1.28%	1.30%	1.72	%(c)
Net expenses (d) ^	1.09	%(c,i)	1.18%+	1.24%	1.24%	1.24%	1.24	%(c)
Net investment income net of reimbursement (d,g)	2.82	%(c)	2.54%	1.58%	1.25%	1.47%	1.00	%(c)
Portfolio turnover rate	82	%(f)	175%	205%	324%	280%	71	%(f)

**	Since September 30, 2013 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(i)	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees (See Note 3).

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.76		$9.60	$9.84
Increase From Operations:
Net investment income (a,g)	0.12		0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.33)		0.28	(0.30)
Total from operations	(0.21)		0.41	(0.17)

Less Distributions:
From net investment income	(0.18)		(0.25)	(0.07)
Total Distributions	(0.18)		(0.25)	(0.07)

Net Asset Value, End of Period/Year	$9.37		$9.76	$9.60

Total Return (b)	(2.22	)%(f)	4.31%	(1.74	)%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$1,138		$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.17	%(c,h)	1.32%	1.35	%(c)
Net expenses (d) ^	1.24	%(c,h)	1.24%	1.25	%(c)
Net investment income net of reimbursement (d,g)	2.61	%(c)	1.37%	1.70	%(c)
Portfolio turnover rate	82	%(f)	175%	205	%(f)

*	Since February 8, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.01%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 0.99%. This excludes 0.25% of Distribution Fees (12b-1) (See Note 3).

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Six Months Ended May 31, 2018		For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *
	(Unaudited)

Net Asset Value, Beginning of Period/Year	$9.72		$9.57	$10.00
Increase From Operations:
Net investment income (a,g)	0.14		0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.34)		0.17	(0.47)
Total from operations	(0.20)		0.42	(0.43)

Less Distributions:
From net investment income	(0.19)		(0.27)	—
From net realized gains	—		—	—
Total Distributions	(0.19)		(0.27)	—

Net Asset Value, End of Period/Year	$9.33		$9.72	$9.57

Total Return (b)	(2.10	)%(f)	4.41%	(4.30	)%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$7,906		$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	0.92	%(c)	1.03%	1.09	%(c)
Net expenses (d) ^	0.99	%(c)	0.99%	0.99	%(c)
Net investment income net of reimbursement (d,g)	2.95	%(c)	2.53%	1.84	%(c)
Portfolio turnover rate	82	%(f)	175%	205	%(f)

*	Since September 9, 2016 (Commencement of Operations).

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)	Not annualized.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Six Months Ended May 31, 2018	For the Period Ended November 30, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$59.15	$50.00
Increase From Operations:
Net investment income (a)	0.75	0.66
Net gain from investments (both realized and unrealized)	1.15	9.01
Total from operations	1.90	9.67

Less Distributions:
From net investment income	(0.82)	(0.52)
Return of capital	(0.78)	—
Total Distributions	(1.60)	(0.52)

Net Asset Value, End of Period	$59.45	$59.15

Total Return (b) (e)	3.20%	19.45%

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$25,876	$24,509
Ratio to average net assets:
Gross Expenses (c) (d)	1.22%	2.33%
Net Expenses (c)	1.09%	1.09%+
Net investment income net of reimbursement (c)	2.50%	1.24%
Portfolio turnover rate (e)	183%	184%

*	Since December 28, 2016 (Commencement of Operations).

+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Dividend Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Six Months Ended May 31, 2018	For the Period Ended November 30, 2017 *
	(Unaudited)

Net Asset Value, Beginning of Period	$59.13	$54.31
Increase From Operations:
Net investment income (a)	0.75	0.25
Net gain from investments (both realized and unrealized)	1.11	4.78
Total from operations	1.86	5.03

Less Distributions:
From net investment income	(0.77)	(0.21)
Return of capital	(0.78)	—
Total Distributions	(1.55)	(0.21)

Net Asset Value, End of Period	$59.44	$59.13

Total Return (b) (e)	3.12%	9.28%

Ratios/Supplemental Data
Net assets, end of period/year (in 000's)	$9,251	$3,353
Ratio to average net assets:
Gross expenses (c) (d)	1.36%	2.12%
Net expenses (c)	1.24%	1.24%
Net investment income net of reimbursement (c)	2.51%	1.01%
Portfolio turnover rate (e)	183%	184%

*	Since June 20, 2017 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Investor Class
For the Period Ended May 31, 2018 *
(Unaudited)

Net Asset Value, Beginning of Period	$50.00
Increase From Operations:
Net investment income (a)	0.20
Net gain (loss) from investments (both realized and unrealized)	(0.56)
Total from operations	(0.36)

Net Asset Value, End of Period	$49.64

Total Return (b) (e)	(0.72)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,635
Ratio to average net assets:
Gross Expenses (c) (d)	2.37%
Net Expenses (c)	1.04%
Net investment income net of reimbursement (c)	0.96%
Portfolio turnover rate (e)	107%

*	Since December 28, 2017 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Advisor Class
For the Period Ended May 31, 2018 *
(Unaudited)

Net Asset Value, Beginning of Period	$50.00
Increase From Operations:
Net investment income (a)	0.13
Net gain (loss) from investments (both realized and unrealized)	(0.47)
Total from operations	(0.34)

Net Asset Value, End of Period	$49.66

Total Return (b) (e)	(1.86)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,022
Ratio to average net assets:
Gross expenses (c) (d)	1.58%
Net expenses (c)	1.19%
Net investment income net of reimbursement (c)	0.83%
Portfolio turnover rate (e)	107%

*	Since February 2, 2018 (Commencement of Operations).

(a)	Per share amounts are calculated using the average shares method.

(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) May 31, 2018

1. ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively.

Organizational costs were incurred to establish the Horizon Defined Risk Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$439,500,089	$—	$—	$439,500,089
Purchased Call Options	617,050	1,002,000	—	1,619,050
Purchased Put Options	114,000	1,945,700	—	2,059,700
Short-Term Investments	9,382,186	—	—	9,382,186
Investments Purchased With Proceeds From Securities Lending	9,989,025	—	—	9,989,025
Total	$459,602,350	$2,947,700	$—	$462,550,050

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	209,700	27,000	—	236,700
Written Put Options	—	1,223,500	—	1,223,500
Total	$209,700	$1,250,500	$—	$1,460,200

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$500,992,477	$—	$—	$500,992,477
Common Stock	38,130,471	—	—	38,130,471
Purchased Call Options	617,050	424,250	—	1,041,300
Purchased Put Options	114,000	1,869,050	—	1,983,050
Short-Term Investments	14,194,832	—	—	14,194,832
Investments Purchased With Proceeds From Securities Lending	28,073,040	—	—	28,073,040
Total	$582,121,870	$2,293,300	$—	$584,415,170

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$209,700	$130,000	$—	$339,700
Written Put Options	—	351,500	—	351,500
Total	$209,700	$481,500	$—	$691,200

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$241,710,888	$—	$—	$241,710,888
Preferred Stock	9,576,272	—	—	9,576,272
Convertible Preferred Stock	2,149,485	—	—	2,149,485
Purchased Call Options	—	574,875	—	574,875
Purchased Put Options	—	2,000	—	2,000
Short-Term Investments	4,760,070	—	—	4,760,070
Investments Purchased With Proceeds From Securities Lending	53,673,902	—	—	53,673,902
Total	$311,870,617	$576,875	$—	$312,447,492

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$252,009	$—	$252,009
Total	$—	$252,009	$—	$252,009

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$31,261,867	$—	$—	$31,261,867
Short-Term Investments	4,570,470	—	—	4,570,470
Investments Purchased With Proceeds From Securities Lending	670,377	—	—	670,377
Total	$36,502,714	$—	$—	$36,502,714

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,359,403	$—	$—	$10,359,403
Purchased Put Options	—	137,505	—	137,505
Short-Term Investments	240,983	—	—	240,983
Total	$10,600,386	$137,505	$—	$10,737,891

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$44,500	$—	$44,500
Written Put Options	—	41,390	—	41,390
Total	$—	$85,890	$—	$85,890

*	Refer to the Portfolios of Investments for security classifications.

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for any of the Funds. There were no Level 3 securities held by the Funds during the period ended May 31, 2018.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2018, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Defined Risk Fund
Purchased Options	$2,786,693	$1,853,143	$262,906	$69,144
Written Options	$1,451,438	$466,850	$139,877	$39,973

The Horizon Active Dividend Fund did not invest in purchased or written options during the period ended May 31, 2018.

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Defined Risk Fund’s Statements of Assets and Liabilities as of May 31, 2018 respectively:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Active Asset Allocation Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Risk Assist Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Income Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Defined Risk Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$3,678,750
Written Options	$1,460,200

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$3,024,350
Written Options	$691,200

Active Income Fund
Derivatives Investment Value
Purchased Options	$576,875
Written Options	$252,009

Defined Risk Fund
Derivatives Investment Value
Purchased Options	$137,505
Written Options	$85,890

The following is a summary of the location of derivative investments on the investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Defined Risk Fund’s Statements of Operations for the period ended May 31, 2018:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Active Asset Allocation Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$15,488,551
Written Options	(3,803,693)
$11,684,858

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(2,605,655)
Written Options	840,517
$(1,765,138)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Active Risk Assist Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$13,580,035
Written Options	(3,375,987)
$10,204,048

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(1,458,272)
Written Options	(158,124)
$(1,616,396)

Active Income Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(463,896)
Written Options	189,593
$(274,303)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$670,252
Written Options	(111,721)
$558,531

Defined Risk Fund
Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(71,664)
Written Options	107,282
$35,618

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(80,485)
Written Options	102,289
$21,804

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation, Fund Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Defined Risk Fund respectively, as of May 31, 2018.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$1,460,200	(1)	$—	$1,460,200	$—	$(1,460,200	)(2)	$—
Total	$1,460,200		$—	$1,460,200	$—	$(1,460,200)		$—

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$691,200	(1)	$—	$691,200	$—	$(691,200	)(2)	$—
Total	$691,200		$—	$691,200	$—	$(691,200)		$—

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged		Net Amount
Written Options	$252,009	(1)	$—	$252,009	$—	$(252,009	)(2)	$—
Total	$252,009		$—	$252,009	$—	$(252,009)		$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Written Options	$85,890	(1)	$—	$85,890	$—	$(85,890	)(2)	$—
Total	$85,890		$—	$85,890	$—	$(85,890)		$—

(1)	Written options at value as presented in the Portfolios of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The Horizon Active Dividend Fund did not write options during the period ended May 31, 2018.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and for the Horizon Defined Risk Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees has adopted a shareholder serving plan for Investor Class Shares (the “Plan”) of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund is 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund and the Horizon Defined Risk Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the Advisor Class of each Fund. The distribution fees for the Investor Class shares of the Horizon Active Dividend Fund and the Horizon Defined Risk Fund is 0.10% of average daily net assets. During the period ended May 31, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund, and the Horizon Defined Risk Fund Advisor Class shares incurred $7,280, $450, $1,162, $7,445, and $4,223 respectively, pursuant to the plan. During the period ended May 31, 2018, the Horizon Active Dividend Fund and the Horizon Defined Risk Fund Investor Class shares incurred $12,645 and $951 respectively, pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund and Institutional Class shares of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Effective January 23, 2018, the Advisory fee rate decreased from 1.10% to 0.99% of the average daily net assets of the Horizon Active Asset

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Allocation Fund and the Horizon Active Risk Assist Fund. Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Active Dividend Fund and 0.80% of the average daily net assets of the Horizon Defined Risk Fund.

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2018, for each Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser and any investment sub-adviser to the Fund (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the values in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%^	1.17%+	1.17%
Horizon Active Risk Assist Fund	1.17%^	1.17%+	1.17%
Horizon Active Income Fund	0.99%*	0.99%#	0.99%
Horizon Active Dividend Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%

^	Effective March 30, 2018, the Waiver Agreement for the Investor Class decreased from 1.27% to 1.17%. This excludes 0.10% of Shareholder Servicing Fees.

+	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.42% to 1.17%. This excludes 0.25% of Distribution Fees (12b-1).

*	Effective March 30, 2018, the Operating Expense Limit for the Investor Class decreased from 1.09% to 0.99%. This excludes 0.10% of Shareholder Servicing Fees.

#	Effective March 30, 2018, the Operating Expense Limit for the Advisor Class decreased from 1.24% to 0.99%. This excludes 0.25% of Distribution Fees (12b-1).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed the figures in the above table, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board of Trustees determines that reimbursement is in the best interests of the Fund and its shareholders.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. The fee waivers and expense reimbursements incurred by the Predecessor funds are subject to recapture.

Fund	2018	2019	2020	2021	Total
Horizon Active Asset Allocation Fund	$384,687	$408,719	$493,194	$66,147	$1,352,747
Horizon Active Risk Assist Fund	132,484	310,859	480,994	67,058	991,395
Horizon Active Income Fund	—	58,901	63,154	127	122,182
Horizon Active Dividend Fund	—	—	63,967	20,581	84,548
Horizon Defined Risk Fund	—	—	—	15,402	15,402

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $26,000 for each fiscal year plus $6,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board of Trustees. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees adopted a new compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which, effective January 1, 2017, the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets. Prior to January 1, 2017, no fees related to the Chief Compliance Officer’s salary were charged to the Funds.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2018, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$641,724,374	$626,620,110
Horizon Active Risk Assist Fund	848,531,297	725,487,593
Horizon Active Income Fund	252,855,177	189,131,362
Horizon Active Dividend Fund	58,323,565	51,547,647
Horizon Defined Risk Fund	16,688,569	6,167,635

5. SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the domestic securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). On March 30, 2018, a special meeting of the Board of Trustees of Horizon Funds was held to discuss the Securities Lending Program and the operational aspect of treating proceeds from Securities Lending activities as an offset to expenses of the Funds. Effective March 28, 2018, the Board approved an Amendment to the Securities Lending Agreement whereby the Funds are entitled to utilize Securities Lending Income to offset Fund Operating Expenses, excluding Advisory Fees, Distribution Fees (12b-1), and Shareholder Servicing Fees. Notwithstanding the foregoing, the Net Income to which a Customer is entitled may be used to offset against costs and other charges incurred by the Customer with U.S. Bank or its affiliates or, as directed in writing by the Customer,

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

other service providers. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2018, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the period ended May 31, 2018, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$9,703,804	$9,989,025
Horizon Active Risk Assist Fund	27,314,617	28,073,040
Horizon Active Income Fund	52,428,222	53,673,902
Horizon Active Dividend Fund	659,635	670,377

*	The cash collateral received was invested in the First American Government Obligations Fund, a money market fund with an overnight and continuous maturity, as shown on the Portfolios of Investments.

The Horizon Defined Risk Fund participated in securities lending during the period ended May 31, 2018, but did not have any securities on loan as of May 31, 2018.

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended May 31, 2018, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned including applicable fees
Horizon Active Asset Allocation Fund	$21,413
Horizon Active Risk Assist Fund	93,496
Horizon Active Income Fund	114,040
Horizon Active Dividend Fund	9,088
Horizon Defined Risk Fund	13

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Operating Expense Offset

Fund	Total expenses offset by income from securities lending
Horizon Active Asset Allocation Fund	$4,549
Horizon Active Risk Assist Fund	18,358
Horizon Active Income Fund	69,423
Horizon Active Dividend Fund	5,455

6. LINE OF CREDIT ARRANGEMENT

Effective March 2, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and the Horizon Active Dividend Fund are each party to uncommitted line of credit arrangements with the Custodian. The Loan Agreement has an expiration date of February 28, 2019, under which the Funds may borrow up to $50,000,000. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments, using the securities in the Funds’ portfolios as collateral. The applicable Funds have authorized the Custodian to charge any of the Funds for any missed payments by the Funds. The Funds will be charged the prime rate if they borrow. During the period ended May 31, 2018, there were no outstanding borrowings on the line of credit.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2017 and November 30, 2016 was as follows:

	For the year ended November 30, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$3,288,702	$—	$—	$3,288,702
Horizon Active Risk Assist Fund	2,745,980	—	—	2,745,980
Horizon Active Income Fund	4,876,613	—	—	4,876,613
Horizon Active Dividend Fund	713	—	—	713

	For the year ended November 30, 2016
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$9,451,702	$1,569,620	$—	$11,021,322
Horizon Active Risk Assist Fund	2,312,701	—	—	2,312,701
Horizon Active Income Fund	1,904,275	—	—	1,904,275

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2017 were as follows:

Fund	Cost of Portfolios*	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$398,427,623	$32,106,128	$(2,049,129)	$30,056,999
Horizon Active Risk Assist Fund	396,691,050	29,858,150	(2,162,495)	27,695,655
Horizon Active Income Fund	210,292,662	1,251,107	(2,376,954)	(1,125,847)
Horizon Active Dividend Fund	26,975,839	1,190,831	(345,581)	845,250

*	Portfolio includes investments and derivative contracts.

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$43,591,298	$1,396,879	$—	$—	$—	$30,056,999	$75,045,176
Horizon Active Risk Assist Fund	17,511,756	—	—	(704,464)	—	27,695,655	44,502,947
Horizon Active Income Fund	1,140,355	—	(6,057,715)	—	—	(1,125,847)	(6,043,207)
Horizon Active Dividend Fund	431,783	—	—	—	—	845,250	1,277,033

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist Fund	—	—	—
Horizon Active Income Fund	6,057,715	—	6,057,715
Horizon Active Dividend Fund	—	—	—

The Horizon Active Asset Allocation Fund and Horizon Active Risk Assist Fund utilized Capital loss carry forwards of $9,984,318 and $20,648,802, respectively, during the fiscal year.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2018

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2017, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
Horizon Active Asset Allocation Fund	$891,540	$(4,285,148)	$3,393,608
Horizon Risk Assist Fund	—	(720,119)	720,119
Horizon Active Income Fund	—	—	—
Horizon Active Dividend Fund	(319)	317	2

The Horizon Defined Risk Fund commenced operations on December 28, 2017, therefore it did not make any distributions or have any tax adjustments.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2018, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. There were no individual shareholders of record who owned more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. INVESTMENTS IN AFFILIATES

The Horizon Active Income Fund owned 5% or more of the voting securities of Deutsche X-Trackers Short Duration High Yield Bond ETF during the period ended May 31, 2018. Transactions during the period in this security were as follows:

Share Activity
Security Name	Balance At November 30, 2017	Purchases	Sales	Balance May 31, 2018	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value At May 31, 2018
Deutsche X-Trackers Short Duration High Yield Bond ETF*	78,861	—	(30)	78,831	$(31,783)	$(8)	$59,929	$3,898,193

*	Affiliate as of May 31, 2018.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Horizon Funds DISCLOSURE OF FUND EXPENSES (Unaudited) May 31, 2018

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund's Annualized Expense Ratio	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period	Ending Account Value 5/31/2018	Expenses Paid During Period
Horizon Active Asset Allocation - Investor Class *	1.27%	$ 1,000.00	$ 1,034.00	$ 6.44	$ 1,018.60	$ 6.39
Horizon Active Asset Allocation - Advisor Class *	1.42%	$ 1,000.00	$ 1,033.10	$ 7.20	$ 1,017.85	$ 7.14
Horizon Active Asset Allocation - Institutional Class *	1.17%	$ 1,000.00	$ 1,034.80	$ 5.94	$ 1,019.10	$ 5.89
Horizon Active Risk Assist - Investor Class *	1.27%	$ 1,000.00	$ 1,031.40	$ 6.43	$ 1,018.60	$ 6.39
Horizon Active Risk Assist - Advisor Class *	1.42%	$ 1,000.00	$ 1,030.30	$ 7.19	$ 1,017.85	$ 7.14
Horizon Active Risk Assist - Institutional Class *	1.17%	$ 1,000.00	$ 1,031.40	$ 5.93	$ 1,019.10	$ 5.89
Horizon Active Income - Investor Class *	1.09%	$ 1,000.00	$ 978.20	$ 5.38	$ 1,019.50	$ 5.49
Horizon Active Income - Advisor Class *	1.24%	$ 1,000.00	$ 977.80	$ 6.11	$ 1,018.75	$ 6.24
Horizon Active Income - Institutional Class *	0.99%	$ 1,000.00	$ 979.00	$ 4.88	$ 1,020.00	$ 4.99
Horizon Active Dividend - Investor Class *	1.09%	$ 1,000.00	$ 1,032.00	$ 3.61	$ 1,019.50	$ 5.49
Horizon Active Dividend - Advisor Class *	1.24%	$ 1,000.00	$ 1,031.20	$ 4.11	$ 1,018.75	$ 6.24
Horizon Defined Risk - Investor Class	1.04%	$ 1,000.00	$ 992.80**	$ 4.37**	$ 1,019.75*	$ 5.24*
Horizon Defined Risk - Advisor Class	1.19%	$ 1,000.00	$ 981.40***	$ 3.84***	$ 1,019.00*	$ 5.99*

*

Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, and divided by 365 (to reflect the number of days in the period).

**

The Investor Class commenced operations on December 28, 2017. Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 154 days, and divided by 365 (to reflect the number of days in the period).

***

The Advisor Class commenced operations on February 2, 2018. Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 119 days, and divided by 365 (to reflect the number of days in the period).

Horizon Funds APPROVAL OF THE MANAGEMENT AGREEMENTS (Unaudited) May 31, 2018

At an in-person meeting held on July 18, 2017, at which all of the Trustees were present, the Board of Trustees (the “Board”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), voting separately, reviewed and approved the continuance of each Investment Advisory Agreement (each, an “Advisory Agreement”, and together the “Advisory Agreements”) between the Trust and the Adviser for each of the Horizon Active Allocation Fund, the Horizon Active Risk Assist Fund and the Horizon Active Income Fund (each a “Fund” and together the “Funds”). In the course of their deliberations, the Board was advised by independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the approval of the Advisory Agreements and reaching their conclusions with respect thereto, the Board reviewed a memorandum, provided by independent legal counsel, which summarized the Board’s fiduciary duties and responsibilities in reviewing and approving the Advisory Agreements and other matters to be considered by the Board at the Meeting and the types of information that should be reviewed by them and their responsibilities in making an informed decision regarding the approval of the Advisory Agreements. The Board also reviewed and analyzed various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser to each Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iii) the investment performance of each Funds and the Adviser, (iv) the extent to which economies of scale will be realized as each Fund grows; and (iv) whether the fee levels reflect these economies of scale to the benefit of each Fund’s shareholders, including the following:

●

Nature, extent and quality of the services to be provided by the Adviser to the Funds. In this regard, the Board considered information regarding the services to be provided to the Funds, the experience, qualifications and key personnel of the Adviser, the Adviser’s sales force, the Adviser’s assets under management and relationships with other registered investment advisers for distribution purposes. The Board reviewed the Adviser’s financial statements and considered the Adviser’s financial condition.

●

The Investment Performance of the Funds and the Adviser. In this regard, the Board considered each Fund’s past performance, including comparisons to peer funds. The Board also considered each Fund’s portfolio turnover, use of soft dollars and best execution policies. The Board also considered the performance of other accounts managed by the Adviser.

●

Costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the management fees proposed to be charged to each Fund, and each Fund’s total expense ratios, each as compared to each Fund’s peer group, and took into account the differences in managing the Funds compared to other products that the Adviser offers, as well as the fees charged by Horizon to its separately managed accounts. The Board considered the terms and conditions of each Advisory Agreement, including the management fee and the services to be provided by the Adviser thereunder. The Board also considered the indirect benefits that the Adviser receives through soft dollars, cross sales of other products the Adviser sells and third-party marketing materials.

●

The extent to which economies of scale will be realized as the Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. In this regard, the Board considered that the Adviser was still waiving a portion of its advisory fees under the Expense Limitation Agreements with each Fund and considered how these waivers supported the Funds, noting that the Adviser expected to receive its full fees from all of the Funds as the Funds continue to grow. The Board considered the terms of the expense limitation agreement for each Fund, and the fact that the Adviser had agreed to continue the expense limitation agreements through at least December 31, 2019, and noted that the expense waivers and reimbursements were subject to recoupment during a three-year look-back window. The Board also considered that the Adviser agreed to consider implementing breakpoints in its management fee after such time as the Fund’s grow to a size that the Adviser is receiving its full fee.

After full consideration of the above factors as well as other factors, the Board unanimously approved the continuance and renewal of each Advisory Agreement.

Horizon Funds ADDITIONAL INFORMATION (Unaudited) May 31, 2018

Independent Trustees
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	5	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	5	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	5	Trustee, Barings Funds Trust (8 portfolios); Trustee, Babson Capital Global Short Duration High Yield Fund (1 portfolio).

Horizon Funds ADDITIONAL INFORMATION (Unaudited) (Continued) May 31, 2018

Interested Trustees and Officers
Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee Indefinite Term of Office (since 2015) and President; One Year Term of Office (since 2015)	President and CEO of Horizon Investments, LLC	5	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; One Year Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, LLC, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008- November 2014	Not Applicable	Not Applicable
Benjamin Johnson Year of Birth: 1978	Treasurer; One Year Term of Office (since 2015)	Managing Director of Operations of Horizon Investments, LLC	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 6210 Ardrey Kell Road, Suite 300, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date	8/2/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date	8/2/2018

By (Signature and Title)*	/s/ Benjamin Johnson
Benjamin Johnson, Treasurer and Principal Financial Officer

Date	8/2/2018

*	Print the name and title of each signing officer under his or her signature.